Angel Oak Mortgage Trust 2024-6 ABS-15G

Exhibit 99.30

Exception Level
Run Date - XXX

Recovco Loan ID	Loan # 1	Loan # 2	Loan # 3	Exception Category	Exception Sub-Category	Exception Status	Exception Grade	Loan Exception ID	Exception	Exception Detail	Exception Information	Compensating Factors	Seller Comments	Reviewer Comments	Exception Remediation
XXX	2024060114			Valuation	ValuationWaterfall	Resolved	Resolved	XXX	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	The file include a evidence of a CU score of XXX. The file is missing a third party valuation product to support the appraisal value within XXX% tolerance				Exception resolved, additional valuation provided.
XXX	2024060113			Credit	Doc Issue	Resolved	Resolved	XXX	XXX Missing	* XXX Missing (Lvl R)	The XXX is missing from the loan file.		The lender provided the ppp rider.	XXX: Resolved. The lender provided the XXX.	XXX: Resolved. The lender provided the XXX.
XXX	2024060121	Credit	Credit	Resolved	Resolved	XXX	Credit	* Missing Documentation (Lvl R)	The 1008 in the file reflects an interest rate amount of XXX%; however, the Note has an interest rate of XXX%.	XXX% LTV is below the maximum 85% LTV by XXX%.
XXX% DTI is XXX% below maximum DTI of 50%.
XXX Representative credit score exceeds the minimum required credit score of XXX by XXX Points.
XXX months reserves exceed the minimum six months required by XXX months
Borrower has $XXX residual income after all expenses.
Borrower has lived in subject property XXX years.

														XXX: Resolved. Received updated 1008 with an interest rate of XXX%	XXX: Resolved. Received updated 1008 with an interest rate of XXX%
XXX	2024060121	Credit	AUS	Resolved	Resolved	XXX	AUS: File does not contain all AUS Reports run	* AUS: File does not contain all AUS Reports run (Lvl R)	1008 reflects XXX- Not in file	XXX% LTV is below the maximum 85% LTV by XXX%.
XXX% DTI is XXX% below maximum DTI of 50%.
XXX Representative credit score exceeds the minimum required credit score of 640 by XXX Points.
XXXmonths reserves exceed the minimum six months required by XXX months
Borrower has $XXX residual income after all expenses.
Borrower has lived in subject property XXX years.

														XXX: Remains. Received 1008 and not the AUS XXX: Resolved. XXX is manual UW, AUS not required.	XXX: Remains. Received 1008 and not the AUS XXX: Resolved. XXX is manual UW, AUS not required.
XXX	2024060121	Credit	Credit	Resolved	Resolved	XXX	Guidelines	* Missing Documentation (Lvl R)	The loan file contains the XXX (p.546) reflecting XXX (ages 12 and 10); however, it does not cite the custody arrangements and if the borrower is responsible for child support.	XXX% LTV is below the maximum 85% LTV by XXX%.
XXX% DTI is XXX% below maximum DTI of 50%.
XXX Representative credit score exceeds the minimum required credit score of 640 by XXX Points.
XXXmonths reserves exceed the minimum six months required by XXX months
Borrower has $XXX residual income after all expenses.
Borrower has lived in subject property XXX years.

														XXX: Resolved. Received the custody arrangements. Ex-Spouse is responsible for daycare. Once daycare is no longer required, $XXX a month shall be received in child support	XXX: Resolved. Received the custody arrangements. Ex-Spouse is responsible for daycare. Once daycare is no longer required, $XXX a month shall be received in child support
XXX	2024060121	Credit	Credit Worthiness	Resolved	Resolved	XXX	Mortgage history for primary residence less than XXX	* Mortgage history for primary residence less than XXX months (Lvl R)	The loan file contains a written private party XXX from the seller (p.555); however, does not contain XXX-months canceled rent checks as required since the landlord is not a XXX party and is the seller.	XXX% LTV is below the maximum 85% LTV by XXX%.
XXX% DTI is XXX% below maximum DTI of 50%.
XXX Representative credit score exceeds the minimum required credit score of 640 by XXX Points.
XXXmonths reserves exceed the minimum six months required by XXX months
Borrower has $XXX residual income after all expenses.
Borrower has lived in subject property XXX years.

XXX: Remains. Received lox for missing checks
XXX: Resolved. Received LOE stating rent is not being used as a tradeline. Audit reviewed guidelines, canceled checks only required if rent being used as tradeline.	XXX: Remains. Received lox for missing checks
															XXX: Resolved. Received LOE stating rent is not being used as a tradeline. Audit reviewed guidelines, canceled checks only required if rent being used as tradeline.
XXX	2024060121	Compliance	Compliance	Active	XXX: Acceptable with Warnings	XXX	TRID - Zero tolerance violation	* TRID - Zero tolerance violation (Lvl 2)	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) Because the loan failed the revised LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, the increase to the following fees on XXX did not reset the baseline: Loan Origination Fee. The violation may be cured if documentation is provided showing the disclosure was delivered timely.	XXX Received screenshots of the Disclosure Details.	XXX: Finding remains. This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) Because the loan failed the revised LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, the increase to the following fees on XXX did not reset the baseline: Loan Origination Fee. The violation may be cured if documentation is provided showing the disclosure was delivered timely.
XXX: Remains. Received screen shots of the Disclosure Details showing when the revised LE XXX was delivered on XXX. The revised LE was sent out after the initial CD.
XXX: SOL has expired. The consummation date was XXX.	XXX: Finding remains. This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) Because the loan failed the revised LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, the increase to the following fees on XXX did not reset the baseline: Loan Origination Fee. The violation may be cured if documentation is provided showing the disclosure was delivered timely.
XXX: Remains. Received screen shots of the Disclosure Details showing when the revised LE XXX was delivered on XXX. The revised XXX was sent out after the initial CD.
															XXX: SOL has expired. The consummation date was XXX.
XXX	2024060121	Compliance	Disclosures	Active	XXX: Acceptable with Warnings	XXX	Missing TRID RESPA Disclosures	* Missing TRID RESPA Disclosures (Lvl 2)	The loan failed the Revised Loan Estimate delivery date test (after issuance of Closing Disclosure). The Revised Loan Estimate issued on XXX was issued on the same day or after providing the Closing Disclosure issued on XXX.	XXX% LTV is below the maximum 85% LTV by XXX%.
XXX% DTI is XXX% below maximum DTI of 50%.
XXX Representative credit score exceeds the minimum required credit score of 640 by XXX Points.
XXX months reserves exceed the minimum six months required by XXX months
Borrower has $XXX residual income after all expenses.
Borrower has lived in subject property XXX years.

XXX Received screenshots of the Disclosure Details.	XXX Remains. Received screenshots of the Disclosure Details showing when the revised LE XXX was delivered XXX. The revised LE was sent out after the initial CD XXX. Finding remains. The loan failed the Revised Loan Estimate delivery date test (after issuance of Closing Disclosure). The Revised Loan Estimate issued on XXX was issued on the same day or after providing the Closing Disclosure issued on XXX.
XXX: SOL has expired. The consummation date was XXX.
XXX Remains. Received screenshots of the Disclosure Details showing when the revised LE XXX was delivered XXX. The revised LE was sent out after the initial CD XXX. Finding remains. The loan failed the Revised Loan Estimate delivery date test (after issuance of Closing Disclosure). The Revised Loan Estimate issued on XXX was issued on the same day or after providing the Closing Disclosure issued on XXX.
XXX: XXX has expired. The consummation date was XXX.

XXX	2024060121	Credit	Credit	Waived	Waived	XXX	Missing asset documentation (ATR)	* Missing asset documentation (ATR) (Lvl W)	The borrower has not met the minimum contribution of XXX% ($XXX) of the sales price. The borrower paid $XXX at closing and has sufficient verified reserves; however, the $XXX paid does not meet the minimum required contribution required for loans with gift funds.

XXX: Received approved exception dated XXX allowing borrower contribution to be <XXX%. Compensating factors noted are DTI XXX%, XXX% payment shock (program max is XXX%), and XXX months reserves (XXX months required).	XXX% LTV is below the maximum 85% LTV by XXX%.
XXX% DTI is XXX% below maximum DTI of 50%.
XXX Representative credit score exceeds the minimum required credit score of 640 by XXX Points.
XXX months reserves exceed the minimum six months required by XXX months
Borrower has $XXX residual income after all expenses.
Borrower has lived in subject property XXX years.

														XXX: Acknowledged exception dated XXXallowing borrower contribution to be <XXX%. Compensating factors noted are DTI XXX%, XXX% payment shock (program max is XXX%), and XXX months reserves (XXX months required).	XXX: Acknowledged exception dated XXX allowing borrower contribution to be <XXX%. Compensating factors noted are DTI XXX%, XXX% payment shock (program max is XXX%), and XXX months reserves (XXX months required).
XXX	2024060121	Credit	Credit	Waived	Waived	XXX	Credit history inadequate/does not meet g/l (ATR)	* Credit history insufficient/does not meet guidelines (ATR) (Lvl W)	Tradeline requirement has not been met. Lender guidelines required XXX trade lines reporting for ≥ XXX months; or XXX trade lines reporting for ≥ XXX months with activity in the past XXX months. The credit report contains only one acceptable tradeline. The loan file contains an approved exception (p.1010) allowing for two tradelines for XXX-months with one being rent; however, the loan file does not contain XXX months canceled checks to support the second tradeline for the exception. Exception received for XXX months accounts reporting. The loan has XXX accounts, including rent for XXX months. Compensating factors are listed as XXX% DTI vs XXX%, XXX months reserves vs XXX months required. and XXX% payment increase vs XXX% allowed.

XXX: Received approved exception allowing XXX tradeline; XXX account reporting. Not using rent as a tradline. Compensating factors noted are XXX% DTI, XXX% payment shock (program max XXX%), and XXX months reserves (XXX months required).	XXX% LTV is below the maximum 85% LTV by XXX%.
XXX% DTI is XXX% below maximum DTI of 50%.
XXX Representative credit score exceeds the minimum required credit score of 640 by XXX Points.
XXX months reserves exceed the minimum six months required by XXX months
Borrower has $XXX residual income after all expenses.
Borrower has lived in subject property XXX years.

														XXX: Acknowledged exception allowing XXX tradeline; XXX account reporting. Not using rent as a tradline. Compensating factors noted are XXX% DTI, XXX% payment shock (program max XXX%), and XXX months reserves (XXX months required).	XXX: Acknowledged exception dated XXX allowing borrower contribution to be <XXX%. Compensating factors noted are DTI XXX%, XXX% payment shock (program max is XXX%), and XXX months reserves (XXX months required).
XXX	2024060121			Valuation	ValuationWaterfall	Resolved	Resolved	XXX	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl W)	The loan file is missing the secondary valuation to support the value within XXX% as required by lender guidelines.			Client provided XXX Submission Summary Report dated XXX for subject reflecting the property is collateral R&W relief eligible.	Issue resolved: client provided proof of acceptable LCA score
XXX	2024060112	Credit	Eligibility	Resolved	Resolved	XXX	DTI Ratio does not meet eligibility requirement(s)	* DTI (Back) Ratio does not meet eligibility requirement(s) (Lvl R)	Originator DTI XXX%. Loan Program XXX Months Bank Statements (Business). Originator uses Business Bank statements for qualifying is from XXX thru XXX. Auditor used the most recent bank statements from XXX thru XXX. Auditor income calculation $XXX. Originator income $XXX. Loan was initially approved as a XXX-month bank statements. However, loan file contains XXX Tax records for XXX. Per TPR INV XXX XXX. Transcripts are not required. Auditor recalculated income using XXX years average. Income is declining from XXX. Income $XXX which does not support calculated bank statement income of $XXX. Audit DTI XXX%. Max allowed DTI XXX%.	Length of Employment - Borrowers has been Self Employed in same career XXX for years.
Reserves - XXX months Reserves exceeds the minimum 6 months required by XXX months
Primary Residence - Borrowers has lived in Primary Residence XXX years.
Residual Income - Borrowers has $XXX residual income after all expenses.
Primary Residence - Primary Borrower has lived in subject property XXX years.
														XXX: Resolved. The borrower was approved on a XXX XXX. The borrowers income level from the previous XXX falls in line with the borrower earning of XXX. The program does not require tax returns or tax transcripts, and they were over XXX months in age. Using income of $XXX for both borrowers.	XXX: Resolved. The borrower was approved on a XXX month XXX. The borrowers income level from the previous XXX XXX falls in line with the borrower earning of XXX. The program does not require tax returns or tax transcripts, and they were over XXX months in age. Using income of $XXX for both borrowers.
XXX	2024060118			Compliance	Disclosures	Resolved	Resolved	XXX	Missing TRID RESPA Disclosures	* Missing TRID RESPA Disclosures (Lvl R)	The Initial XXX Statement is missing from the loan file. The defect can be cured by providing the XXX.		IEAD dated XXX	XXX Cleared. The documentation submitted resolved the violation.	XXX Cleared. The documentation submitted resolved the violation.
XXX	2024060118			Credit	Credit	Resolved	Resolved	XXX	Credit history inadequate/does not meet g/l (ATR)	* Credit history insufficient/does not meet guidelines (ATR) (Lvl R)	The loan file contains mortgage statements for the rental property owned by the borrowers and both mortgages reflect late fees due (p.408-409) with the due dates being XXX respectively. The credit supplement reflects both mortgages as current with no late payments and with the same due dated. There is no clarification of why the late payment charges are on the statements and if there were late payments in the prior XXX months that resulted in those late fees.			XXX: Resolved. Received LOX from lender. XXX is permitted with the program and was the month prior to closing	XXX: Resolved. Received LOX from lender. XXX is permitted with the program and was the month prior to closing
XXX	2024060118			Credit	Credit Worthiness	Resolved	Resolved	XXX	Mortgage history for primary residence less than XXX	* Mortgage history for primary residence less than XXX months (Lvl R)	The borrowers rent their departure residence and the loan file does not contain verification of timely housing payments. Lender guidelines require residential pay history for the prior XXX months. It is to be note, there are XXX months bank statements each showing a withdrawal of $XXX to XXX; however, it is unknown if this is the borrowers rent payments and there is only XXX months which does not meet the XXX month requirement.			XXX: Resolved. Received VOR for borrower covering XXX to XXX	XXX: Resolved. Received VOR for borrower covering XXX to XXX
XXX	2024060110	Valuation	Property	Resolved	Resolved	XXX	Property Issues indicated	* Property Issues indicated (Lvl R)	The guidelines 2.6 Property types, indicates XXX transactions with pending litigation are typically ineligible. Litigation may be acceptable if it is determined to be minor and immaterial. Details of the litigation must be submitted with the project review (located on pages 654-682) Personal Injury litigation. The solution to the problem must be deemed acceptable by XXX.	XXX Representative credit score exceeds the minimum required credit score of 700 by XXX Points.
Borrower has owned subject investment property XXX years.
												$XXX reserves exceed the minimum required of $XXX exceeds the minimum by XXX months over the required minimum.		XXX Resolved: Lender provided clarification of the dispute. Documentation was reviewed and occurrence was not deemed to be structural in nature and association is represented by the insurance company in the litigation.	XXX Resolved: Lender provided clarification of the dispute. Documentation was reviewed and occurrence was not deemed to be structural in nature and association is represented by the XXX in the litigation.
XXX	2024060117			Valuation	ValuationWaterfall	Resolved	Resolved	XXX	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	The loan file is missing an additional valuation to support the appraised value.		XXX Post fund Desk Review supports value.	XXX Exception resolved, additional valuation provided.	XXX Exception resolved, additional valuation provided.
XXX	2024060117	Credit	Eligibility	Waived	Waived	XXX	Original LTV does not meet elig. requirement(s)	* Original LTV (OLTV) does not meet eligibility requirement(s) (Lvl W)	The guidelines allow a XXX% maximum LTV/CLTV for XXX family homes. The loan closed at a XXX% LTV/CLTV.	XXX Representative credit score exceeds the minimum required credit score of 640 by XXX Points.
$XXX reserves exceed the minimum required of $XXX exceeds the minimum by XXX months over the required minimum.
DSCR ratio of XXX exceeds the minimum requirement of XXX by XXX points.
												XXX mortgage history for XXX months.		XXX Acknowledged: Finding Remains. Final Grade EV XXX. Lender exception in file dated XXX. Acceptable variance of XXX%, for max LTV of XXX% for a XXX unit home.	XXX Acknowledged: Finding Remains. Final Grade XXX. Lender exception in file dated XXX. Acceptable variance of XXX%, for max LTV of XXX% for a XXX unit home.
XXX	2024060117	Credit	Eligibility	Waived	Waived	XXX	Original CLTV does not meet elig. requirement(s)	* Original CLTV does not meet eligibility requirement(s) (Lvl W)	The guidelines allow a XXX% maximum CLTV for XXX family homes. The loan closed at a XXX% CLTV.	XXX Representative credit score exceeds the minimum required credit score of XXX by XXX Points.
$XXX reserves exceed the minimum required of $XXX exceeds the minimum by XXX months over the required minimum.
DSCR ratio of XXX exceeds the minimum requirement of XXX by XXX points.
												XXX mortgage history for XXX months.		XXX Acknowledged: Finding Remains. Final Grade EV XXX. Lender exception in file dated XXX. Acceptable variance of XXX%, for max LTV of XXX% for a XXX unit home.	XXX Acknowledged: Finding Remains. Final Grade XXX. Lender exception in file dated XXX. Acceptable variance of XXX%, for max LTV of XXX% for a XXX unit home.
XXX	2024060117	Credit	Credit	Waived	Waived	XXX	Borrower(s) LTV Requirement (Fail)	* Borrower(s) LTV Requirement (Fail) (Lvl W)	The guidelines allow a XXX% maximum LTV for XXX family homes. The loan closed at a XXX% LTV.	XXX Representative credit score exceeds the minimum required credit score of XXX by XXX Points.
$XXX reserves exceed the minimum required of $XXX exceeds the minimum by XXX months over the required minimum.
DSCR ratio of XXX exceeds the minimum requirement of XXX by XXX points.
												XXX mortgage history for XXX months.		XXX Acknowledged: Finding Remains. Final Grade EV XXX. Lender exception in file dated XXX. Acceptable variance of XXX%, for max LTV of XXX% for a XXX unit home.	XXX Acknowledged: Finding Remains. Final Grade XXX. Lender exception in file dated XXX. Acceptable variance of XXX%, for max LTV of XXX% for a XXX unit home.
XXX	2024060116			Valuation	VW	Resolved	Resolved	XXX	AVM Confidence Score does not meet XXX requiremt	* Value Not Supported: AVM Confidence Score does not meet FITCH requirement (Lvl R)			XXX Post fund Desk Review supports value.	XXX Exception resolved.	XXX Exception resolved.
XXX	2024060116			Valuation	ValuationWaterfall	Resolved	Resolved	XXX	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Per applicable guidelines, page 7 section 2, states that The Appraisal Review Process requires a secondary appraisal product to support the appraisal value for the transaction. Acceptable review products include enhanced desk reviews, AVM’s, field reviews, FNMA Collateral Underwriter (CU) with a score of ≤ XXX. The XXX on page 680, reflects a CU Risk score of XXX. The loan file is missing the second valuation.		XXX Post fund Desk Review supports value.	XXX Exception resolved.	XXX Exception resolved.
XXX	2024060116			Valuation	ValuationWaterfall	Resolved	Resolved	XXX	Orig.value not supported by Post- Close AVM	* Post-closing AVM does not support value at origination (Lvl R)			XXX Post fund Desk Review supports value.	XXXException resolved.	XXX Exception resolved.
XXX	2024060115	Credit	Credit	Resolved	Resolved	XXX	Borrower(s) Hazard Insurance Requirements (Fail)	* Borrower(s) Hazard Insurance Requirements (Fail) (Lvl R)	Per guidelines, section 2.4, insurance coverage must equal the lessor of XXX% of the insurable value of improvements, or the unpaid principle balance of the mortgage. The loan amount is $XXX and the XXX reflects coverage in the amount of $XXX, which is a deficit of $XXX.	DSCR ratio of XXX exceeds the minimum requirement of XXX by XXX points.
XXX mortgage history for XXX months.
Borrower has owned subject investment property XXX years.
XXX Representative credit score exceeds the minimum required credit score of XXX by XXX Points.

													The lender provided a replacement cost estimator in the amount of $XXX	XXX: Resolved. The lender provided a replacement cost estimator in the amount of $XXX	XXX: Resolved. The lender provided a replacement cost estimator in the amount of $XXX
XXX	2024060653	Credit	Credit	Resolved	Resolved	XXX	Unable to verify PITI on other mortgage debt (ATR)	* Unable to verify PITI on other mortgage related obligations (ATR) (Lvl R)	The borrower owns two properties located at XXX which the application indicates do not have mortgages attached to them XXX does no appear on the fraud report and loan file is missing the XXX down verifying no lien is attached to the property and is missing the tax certificate. For the XXX the insurance certificate is missing.	XXX: Remains. Received tax and HOI information on property XXX. These items do not verify that this $XXX value property purchased in XXX is free and clear.
XXX Resolved. The Hazard premium for Meredith property is resolved.
XXX: Resolved. Letter from insurance agent that there is no mortgagee on XXX.	XXX: Remains. Received tax and HOI information on property XXX. These items do not verify that this $XXX value property purchased in XXX is free and clear.
XXX Resolved. The Hazard premium for Meredith property is resolved.
															XXX: Resolved. Letter from insurance agent that there is no mortgagee on XXX.
XXX	2024060653			Compliance	Compliance	Resolved	Resolved	XXX	TRID- Initial CD delivery date test fail	* TRID- Initial CD delivery date test fail (Lvl R)	This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) )The initial CD is missing from the loan file. The only CD provided was issued XXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer XXX business days prior to the consummation date, XXX. If disclosure was delivered electronically, the E-consent is required as well.		CD dated XXX	XXX Cleared. The CD dated XXX resolved the disclosure delivery date fail.	XXX Cleared. The CD dated XXX resolved the disclosure delivery date fail.
XXX	2024060603	Compliance	Compliance	Resolved	Resolved	XXX	TRID - XXX% tolerance violation	* TRID - XXX% tolerance violation (Lvl R)	The loan failed the charges that in total cannot increase more than XXX% test. Although the increase may be valid, because a XXX was not provided, auditor is unable to determine if the revised CD issued on XXX was disclosed within XXX business days of the change. Therefore, the increase to Recording Fees fees was not accepted. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXX is required.	XXX Received copy of reimbursement check($XXX)	XXX: Condition remains. Defect can be cleared by providing a XXX for the recording fee increase. If providing a refund of $XXX, a LOE to consumer(s), XXX, and copy of the refund is required.

XXX: Remains. Received shipping label, LOX, XXX XXX, and copy of check for $XXX. The copy of the check provided is not for this loan. The check notes that it is for a "XXX" and is made payable to "XXX".

XXX: Cleared. Received reimbursement check for $XXX. Used previously received XXX dated XXX, LOX, and shipping label to XXX new compliance report. Re-ran compliance ease report and tolerance violation was cured.	XXX: Condition remains. Defect can be cleared by providing a XXX for the recording fee increase. If providing a refund of $XXX, a LOE to consumer(s), XXX, and copy of the refund is required.

XXX: Remains. Received shipping label, LOX, XXX and copy of check for $XXX. The copy of the check provided is not for this loan. The check notes that it is for a "XXX" and is made payable to "XXX".

															XXX: Cleared. Received reimbursement check for $XXX. Used previously received XXX dated XXX, XXX, and shipping label to run new compliance report. Re-ran compliance ease report and tolerance violation was cured.
XXX	2024060603			Credit	Credit	Resolved	Resolved	XXX	Credit	* Missing Documentation (Lvl R)	XXX is a XXX last year, per the borrower LOE p.413. The Mortgage summary from XXX p.471 shows the next payment due is $XXX. This mortgage is not on the credit report p483 or the credit supplement p.423. Need verification of the monthly mortgage payment to include in the DTI.		1- It’s a balloon payment and I annualized it and is in the dti - mortgage which you already have. 2- It’s a business property so technically do not need to count in the dti (farm)	XXX Cleared.	XXX Cleared.
XXX	2024060603			Credit	Credit	Resolved	Resolved	XXX	Missing Doc	* Missing Doc (Lvl R)	The loan file is missing the HOI and mortgage statement for the investment property at XXX to include in the DTI.		Property does not belong to the borrower see the site report.	XXX Cleared.	XXX Cleared.
XXX	2024060603	Compliance	Compliance	Resolved	Resolved	XXX	TRID - Zero tolerance violation	* TRID - Zero tolerance violation (Lvl R)	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the Points - Loan Discount Fee on disclosure dated XXX was not accepted. Although the change appears to be valid, because a XXX was not provided, auditor is unable to determine if the revised disclosure was provided within XXX business days of the change. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or by providing a date for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), XXX, copy of the refund, and proof of delivery (mailing label).	XXX Received reimbursement check ($XXX)	XXX : Condition remains. Defect can be cured by providing reimursing in the amount of $XXX or by providing XXX showing date of change. If curing the violation with a refund, LOE to consumer(s), XXX, copy of te refund and proof of delivery (mailing label) is needed.

XXX: Remains. Received shipping label, LOX, XXX, and copy of check for $XXX. The copy of the check provided is not for this loan. The check notes that it is for a "XXX" and is made payable to "XXX".

XXX: Cleared. Received reimbursement check for $XXX. Used previously received XXX dated XXX, LOX, and shipping label to run new compliance report. Re-ran compliance ease report and tolerance violation was cured.
XXX: Condition remains. Defect can be cured by providing reimursing in the amount of $XXX or by providing XXX showing date of change. If curing the violation with a refund, LOE to consumer(s), XXX, copy of te refund and proof of delivery (mailing label) is needed.

XXX: Remains. Received shipping label, XXX, and copy of check for $XXX. The copy of the check provided is not for this loan. The check notes that it is for a "XXX" and is made payable to "XXX".

XXX: Cleared. Received reimbursement check for $XXX. Used previously received PCCD dated XXX, LOX, and shipping label to run new compliance report. Re-ran compliance ease report and tolerance violation was cured.

XXX	2024060603			Compliance	Compliance	Active	2: Acceptable with Warnings	XXX	Missing TRID Reimbursement Documentation (for requ	* Missing TRID Reimbursement Documentation (for requirements not related to a tolerance fail) (Lvl 2)	This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on XXX was provided more than XXX calendar days after the consummation date, XXX. Per § 1026.19(f)(2)(v)), if the creditor cures a tolerance violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than XXX calendar days after consummation. No rebuttal response required. Cure accepted XXX days from discovery.				Cure accepted XXX days from discovery.
XXX	2024060652			Credit	Assets Insufficient	Resolved	Resolved	XXX	Assets are not sufficient to close	* Assets are not sufficient to close (Lvl R)	The CD indicates the borrower had to bring $XXX to closing. The application indicates two accounts through unknown depositories with a combined balance of $XXX; however, the loan file contains bank statements for a XXX with the most recent statement dated XXX and a balance of $XXX. The borrower is short $XXX to meet closing costs and XXX months reserves for the subject property and XXX months reserves for the borrower’s second home for a total shortfall of $XXX.			XXX: Remains: The seller sent a statement for the XXX for the month of XXX and an underwriter note indicating an account the XXX with a balance of $XXX; however, no documentation for XXX verifying the balance of $XXX was provided.	XXX: Remains: The seller sent a statement for the XXX for the month of XXX and an underwriter note indicating an account the XXX with a balance of $XXX; however, no documentation for XXX verifying the balance of $XXX was provided.
XXX	2024060652	Credit	DTI	Resolved	Resolved	XXX	DTI > XXX%	* DTI > XXX% (Lvl R)	The audit DTI is XXX% which exceeds the program max of XXX%. The origination underwriter used rental income for the borrower’s second which violates the guidelines section 1.9. Additionally, the 1008 indicates that not all the debt indicated on the credit report was included in the ratio.	XXX: Remains: The Transmittal Summary which indicates several debts were scheduled to be paid off; however, did not provide documentation the debt were paid off prior to or at closing.

XXX: Remains. Updated DTI is XXX%. Issue of using second home rental income is not resolved.	XXX: Remains: The Transmittal Summary which indicates several debts were scheduled to be paid off; however, did not provide documentation the debt were paid off prior to or at closing.

															XXX: Remains. Updated DTI is XXX%. Issue of using second home rental income is not resolved.
XXX	2024060652	Credit	Credit	Resolved	Resolved	XXX	Missing asset documentation (ATR)	* Missing asset documentation (ATR) (Lvl R)	The CD indicates the borrower had to bring $XXX to closing. The application indicates two accounts through unknown depositories with a combined balance of $XXX; however, the loan file contains bank statements for a XXX with the most recent statement dated XXX and a balance of $XXX. The borrower is short $XXX to meet closing costs and XXX months reserves for the subject property and XXX months reserves for the borrower’s second home for a total shortfall of $XXX.	XXX: Remains: The seller sent a statement for the XXX for the month of XXX and an underwriter note indicating an account the XXX with a balance of $XXX; however, no documentation for XXX verifying the balance of $XXX was provided. XXX: Remains: There is still no documentation for XXX to verify the balance of $XXX.

XXX: remains. Received attorney letter of expense ratio under XXX% but no additional bank statements

XXX: XXX of $XXX was provided. Condition resolved.	XXX: Remains: The seller sent a statement for the XXX for the month of XXX and an underwriter note indicating an XXX with a balance of $XXX; however, no documentation for XXX verifying the balance of $XXX was provided. XXX: Remains: There is still no documentation for XXX to verify the balance of $XXX.

XXX: remains. Received attorney letter of expense ratio under XXX% but no additional bank statements

															XXX: XXX in the amount of $XXX was provided. Condition resolved.
XXX	2024060650			Credit	Guidelines	Resolved	Resolved	XXX	Asset do not meet guidelines	* Asset do not meet guidelines (Lvl R)	The gift of $XXX is not properly documented as the file does not contain a copy of the donor’s cancelled check to the closing agent or evidence of the wire from the XXX to the closing agent. The file does contain the donor’s ability (p.10); however, the required transfer documents are not in the file.			XXX: Resolved. Received wire confirmation from the closing agent supporting funds in the amount of $XXX were received from XXX.	XXX: Resolved. Received wire confirmation from the closing agent supporting funds in the amount of $XXX were received from XXX.
XXX	2024060650			Credit	Credit	Resolved	Resolved	XXX	DTI/Residual income outside of guidelines (ATR)	* DTI/Residual income outside of guidelines (ATR) (Lvl R)	1008/1003 reflects self-employed qualifying income of $XXX. Origination income is not supported. Audit income is $XXX resulting in a DTI of XXX% which exceeds guideline maximum of 50%.		ResponseThat is a transfer from a business checking account and would not be included in the “income” calculations as it is not verified as “XXX” for that month.	XXX: Resolved. Borrower had business deposit from XXX not being used for qualification into XXX. this income can be included as it is from one business account to another. DTI is XXX%	XXX: Resolved. Borrower had business deposit from XXX not being used for qualification into XXX. this income can be included as it is from one business account to another. DTI is XXX%
XXX	2024060650	Credit	Title Issue	Resolved	Resolved	XXX	Title issue	* Title issue (Lvl R)	The preliminary title supplemental report (p.1058) reflects the borrower as XXX; and it should be XXX.	Responding to loan listed on email.

Nothing currently in Q.
*Need documentation regarding the transfer of XXX funds.
* Gap in the borrower's asset information.
* Source of $XXX deposit
													* Provided worksheet XXX	XXX: Cleared. Updated title in borrowers name as well received. XXX: Previously resolved as noted above.	XXX: Cleared. Updated title in borrowers name as well received. XXX: Previously resolved as noted above.
XXX	2024060650			Credit	Credit	Resolved	Resolved	XXX	Missing asset documentation (ATR)	* Missing asset documentation (ATR) (Lvl R)	The following large deposit into XXX has not been sourced: $XXX.			XXX: Resolved. Received business statement for XXX dated XXX showing $XXX was transferred on XXX to borrower business checking XXX.	XXX: Resolved. Received business statement for XXX dated XXX showing $XXX was transferred on XXX to borrower business checking XXX.
XXX	2024060650			Credit	Eligibility	Resolved	Resolved	XXX	DTI Ratio does not meet eligibility requirement(s)	* DTI (Back) Ratio does not meet eligibility requirement(s) (Lvl R)	1008/1003 reflects self-employed qualifying income of $XXX. Origination income is not supported. Audit income is $XXX resulting in a DTI of XXX% which exceeds guideline maximum of 50%.			XXX: Resolved. Borrower had business deposit from one XXX not being used for qualification into XXX. this income can be included as it is from one business account to another. DTI is XXX%	XXX: Resolved. Borrower had business deposit from XXX not being used for qualification into XXX. this income can be included as it is from XXX to another. DTI is XXX%
XXX	2024060650	Credit	Guidelines	Waived	Waived	XXX	Asset	* Asset documentation does not meet guideline requirment (Lvl W)	The borrower has not contributed XXX% ($XXX) from his own funds as required by lender guideline 3.10. The XXX of $XXX was a gift and $XXX was also a gift. The borrower contributed only $XXX to close which does not meet the requirement. Additionally, the borrower’s funds are not seasoned for XXX days as a required. The file contains the XXX printout from XXX and the prior statement ending XXX. The loan file is missing the statement ending XXX to properly source the funds for XXX days as required.	Length of Type of Employment, XXX years self employed Low LTV XXX%, XXX% Maximum Reserves of XXX months, XXX required	XXX: Partially Resolved. Received statement for XXX dated XXX (resolved seasoning requirement). The borrower has not contributed XXX% ($XXX) from his own funds as required by lender guideline 3.10.

XXX: Received exception for not meeting the minimum XXX% contribution and DTI of XXX%

XXX Waiver acknowledged with compensating factors, XXX months reserves, XXX required, Low LTV of XXX%, XXX% Maximum, XXX years self employment	XXX: Partially Resolved. Received statement for XXX dated XXX(resolved seasoning requirement). The borrower has not contributed XXX% ($XXX) from his own funds as required by lender guideline 3.10.

XXX: Received exception for not meeting the minimum XXX% contribution and DTI of XXX%

															XXX Waiver acknowledged with compensating factors, XXX months reserves, XXX required, Low LTV of XXX%, XXX% Maximum, XXX years self employment
XXX	2024060602			Credit	Doc Issue	Resolved	Resolved	XXX	Missing proof of hazard insurance	* Missing proof of hazard insurance (Lvl R)	The subject loan file contains builders risk coverage (p.107); however, does not contain a homeowners XXX as required by lender guidelines section 2.9.16.				Issue resolved. Additional documentation provided.
XXX	2024060602			Valuation	Property	Resolved	Resolved	XXX	Completed "XXX Cert in File	* Completed "XXX in File (Lvl R)	The subject appraised subject renovation completion for $XXX. The loan file does not have a Completion Report confirming work was finished. There is one Completion Report (p.563); however, states: XXX, driveway, painting and deck have not been completed. The owner is awaiting planning/historic district permission to complete the exterior finishes. For safety reasons, the subject deck must be completed, and the front XXX requires installing railings for the house to be habitable. The loan file does not contain evidence the house was completed.			XXX: Remains. The final inspection did not confirm all items had been completed on the home and makes an adjustment to the appraised value to $XXX. This is not acceptable as the loan was approved at XXX% based on a value of $XXX. The LTV would be XXX and the loan has not been approved at this level.	XXX: Remains. The final inspection did not confirm all items had been completed on the home and makes an adjustment to the appraised value to $XXX. This is not acceptable as the loan was approved at XXX% based on a value of $XXX. The LTV would be XXX and the loan has not been approved at this level.
XXX	2024060602			Credit	Credit	Resolved	Resolved	XXX	Missing income documentation (ATR)	* Missing income documentation (ATR) (Lvl R)	The loan file contains only XXX months business bank statements. The loan file is missing the XXX.			XXX: Cleared. received business bank statement for XXX ending XXX.	XXX: Cleared. received business bank statement for XXX.
XXX	2024060602	Valuation	ValuationWaterfall	Resolved	Resolved	XXX	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Appraised value not supported. Form Type and CU Score (Lvl 3)
											The Collateral Underwriter Risk Score is 3.2, which is greater than the maximum of XXX. R&W not eligible. The AVM reflects and average value of $XXX, which is below the subject value by XXX% and the loan file does not contain any additional documentation to support the value.			XXX: Resolved. received CDA from Clear Capital supporting value of $XXX	XXX: Resolved. received CDA from Clear Capital supporting value of $XXX
XXX	2024060602			Valuation	ValuationWaterfall	Resolved	Resolved	XXX	Orig.value not supported by Pre- Close AVM	* Pre-closing XXX does not support value at origination (Lvl R)	A third party valuation supporting the value within XXX% tolerance was not located in the loan file. The AVM received dated XXX does not support the appraised value.				XXX: Resolved. received CDA from Clear Capital supporting value of $XXX
XXX	2024060602			Valuation	Value	Resolved	Resolved	XXX	Quality of Appraisal Report Unacceptable	* Quality of Appraisal Report Unacceptable (Lvl R)	The AVM reflects and average value of $XXX, which is below the subject value by XXX% and the loan file does not contain any additional documentation to support the value.			XXX: Resolved. received CDA from Clear Capital supporting value of $XXX	XXX: Resolved. received CDA from Clear Capital supporting value of $XXX
XXX	2024060602			Credit	Eligibility	Waived	Waived	XXX	Original CLTV does not meet elig. requirement(s)	* Original CLTV does not meet eligibility requirement(s) (Lvl 2)	Per the lender matrix, the maximum LTV for a non-owner-occupied cash-out refinance is XXX% and the subject loan exceeds this with an LTV of XXX%.	Credit Score XXX Reserves of XXX months piti		XXX: Resolved. Exception received for max LTV of Non Owner Occupied at XXX% to allow up to XXX% CLTV.	XXX: Resolved. Exception received for max LTV of Non Owner Occupied at XXX% to allow up to XXX% CLTV.
XXX	2024060602			Credit	Eligibility	Waived	Waived	XXX	Original LTV does not meet elig. requirement(s)	* Original LTV (OLTV) does not meet eligibility requirement(s) (Lvl 2)	Per the lender matrix, the maximum LTV for a non-owner-occupied cash-out refinance is XXX% and the subject loan exceeds this with an LTV of XXX%.	Credit Score XXX Reserves of XXX months piti		XXX: Resolved. Exception received for max LTV of Non Owner Occupied at XXX% to allow up to XXX% CLTV.	XXX: Resolved. Exception received for max LTV of Non Owner Occupied at XXX% to allow up to XXX% CLTV.
XXX	2024060602			Valuation	Value	Waived	Waived	XXX	Property listed for sale in past XXX months	* Property listed for sale in past XXX months (Lvl W)	Per the appraisal, the borrower the subject sold on XXX, once to the previous owner for $XXX and then to the borrower on XXX for $XXX. The loan file contains the XXX from the purchase (p.647) dated XXX showing a loan amount of $XXX. The borrower owns the property for just under XXX months. Per lender guidelines section 12.2.1, The property must have been purchased (or acquired) by the borrower at least XXX (XXX) months prior to the disbursement of the new mortgage. Cash-out transactions require a minimum of XXX months seasoning. As there is a mortgage that was paid off from the proceeds, the subject does not qualify as XXX.	Borrower has XXX years with employer, reserves of XXX months, residual income of $XXX.		XXX: An exception was granted by XXX for XXX months ownership with CDA to support value.	XXX: An exception was granted by XXX for XXX months ownership with CDA to support value.
XXX	2024060602			Credit	Credit	Waived	Waived	XXX	Credit history inadequate/does not meet g/l (ATR)	* Credit history insufficient/does not meet guidelines (ATR) (Lvl W)	The loan file contains the payoff statement (p.257) for the mortgage that was paid off (XXX) but does not contain the payment history or XXX to verify payments were made in a timely manner.	Borrower has XXX years with employer, reserves of XXX months, residual income of $XXX.		An exception was granted by XXX for not having mortgage history for Aug - XXX.	An exception was granted by XXX for not having mortgage history for XXX.
XXX	2024060649			Credit	DTI	Resolved	Resolved	XXX	DTI > XXX%	* DTI > XXX% (Lvl R)	1003 reflect self-employed qualifying income of $XXX with no other income; however, the 1008 reflects self-employed income of $XXX and rental income of the subject property of $XXX for total qualifying income of $XXX. The subject is a purchase of a XXX; therefore, it is unknown what the rental income is. Origination income is not supported. Audit income is $XXX resulting in a housing ratio of XXX% and DTI of XXX% which exceeds guideline maximum of 40/45%.	$XXX (XXX months) reserves exceed the minimum required of $XXX (XXX months) by $XXX (XXX months) The borrower has been self-employed for XXX years.		XXX: Resolved. Updated income calculation and additional bank statement provided with an exception for the bank statement being less than XXX days. An increase in deposits allows for an increase in income, bringing down the DTI within an acceptable tolerance.	XXX: Resolved. Updated income calculation and additional bank statement provided with an exception for the bank statement being less than XXX days. An increase in deposits allows for an increase in income, bringing down the DTI within an acceptable tolerance.
XXX	2024060649			Credit	Credit	Resolved	Resolved	XXX	DTI/Residual income outside of guidelines (ATR)	* DTI/Residual income outside of guidelines (ATR) (Lvl R)	1003 reflect self-employed qualifying income of $XXX with no other income; however, the 1008 reflects self-employed income of $XXX and rental income of the subject property of $XXX for total qualifying income of $XXX. The subject is a purchase of a XXX; therefore, it is unknown what the rental income is. Origination income is not supported. Audit income is $XXX resulting in a housing ratio of XXX% and DTI of XXX% which exceeds guideline maximum of 40/45%.	$XXX(XXX months) reserves exceed the minimum required of $XXX (XXX months) by $XXX (XXX months) The borrower has been self-employed for XXX years.		XXX: Resolved. Updated income calculation and additional bank statement provided with an exception for the bank statement being less than XXX days. An increase in deposits allows for an increase in income, bringing down the DTI within an acceptable tolerance.	XXX: Resolved. Updated income calculation and additional bank statement provided with an exception for the bank statement being less than XXX days. An increase in deposits allows for an increase in income, bringing down the DTI within an acceptable tolerance.
XXX	2024060649			Credit	Doc Issue	Resolved	Resolved	XXX	Amount of title insurance is less than mortgage am	* Amount of XXX is less than mortgage amount (Lvl R)	The preliminary title (p.598-622) reflects a policy amount of $XXX which is not sufficient for the loan amount of $XXX.			XXX: Resolved. Received XXX for the subject property in the amount of $XXX	XXX: Resolved. Received XXX for the subject property in the amount of $XXX
XXX	2024060649			Credit	Guidelines	Resolved	Resolved	XXX	Residual income does not meet guidelines	* Residual income does not meet guidelines (Lvl R)	Residual income requirements of $XXX have not been met with an audit residual income of $XXX.	$XXX (XXX months) reserves exceed the minimum required of $XXX (XXX months) by $XXX (XXX months) The borrower has been self-employed for XXX years.		XXX: Resolved. Updated income calculation and additional bank statement provided with an exception for the bank statement being less than XXX days. An increase in deposits allows for an increase in income, bringing down the DTI within an acceptable tolerance.	XXX: Resolved. Updated income calculation and additional bank statement provided with an exception for the bank statement being less than XXX days. An increase in deposits allows for an increase in income, bringing down the DTI within an acceptable tolerance.
XXX	2024060649			Credit	Eligibility	Resolved	Resolved	XXX	DTI Ratio does not meet eligibility requirement(s)	* DTI (Back) Ratio does not meet eligibility requirement(s) (Lvl R)	1003 reflect self-employed qualifying income of $XXX with no other income; however, the 1008 reflects self-employed income of $XXX and rental income of the subject property of $XXX for total qualifying income of $XXX. The subject is a purchase of a XXX; therefore, it is unknown what the rental income is. Origination income is not supported. Audit income is $XXX resulting in a housing ratio of XXX% and DTI of XXX% which exceeds guideline maximum of 40/45%.	$XXX (XXX months) reserves exceed the minimum required of $XXX (XXX months) by $XXX (XXX months) The borrower has been self-employed for XXX years.		XXX: Resolved. Updated income calculation and additional bank statement provided with an exception for the bank statement being less than XXX days. An increase in deposits allows for an increase in income, bringing down the DTI within an acceptable tolerance.	XXX: Resolved. Updated income calculation and additional bank statement provided with an exception for the bank statement being less than XXX days. An increase in deposits allows for an increase in income, bringing down the DTI within an acceptable tolerance.
XXX	2024060649			Credit	Eligibility	Resolved	Resolved	XXX	Front Ratio does not meet eligibility requirements	* Housing (Front) Ratio does not meet eligibility requirement(s) (Lvl R)	1003 reflect self-employed qualifying income of $XXX with no other income; however, the 1008 reflects self-employed income of $XXX and rental income of the subject property of $XXX for total qualifying income of $XXX. The subject is a purchase of a XXX; therefore, it is unknown what the rental income is. Origination income is not supported. Audit income is $XXX resulting in a housing ratio of XXX% and DTI of XXX% which exceeds guideline maximum of 40/45%.	$XXX (XXX months) reserves exceed the minimum required of $XXX (XXX months) by $XXX (XXX months) The borrower has been self-employed for XXX years.		XXX: Resolved. Updated income calculation and additional bank statement provided with an exception for the bank statement being less than XXX days. An increase in deposits allows for an increase in income, bringing down the DTI within an acceptable tolerance.	XXX: Resolved. Updated income calculation and additional bank statement provided with an exception for the bank statement being less than XXX days. An increase in deposits allows for an increase in income, bringing down the DTI within an acceptable tolerance.
XXX	2024060649			Credit	Credit Worthiness	Waived	Waived	XXX	Mortgage history for primary residence less than XXX	* Mortgage history for primary residence less than XXX months (Lvl W)	Lender guidelines require a housing payment history with XXX. The loan file contains XXX of rent payments; however, the XXX most recent months are documented with only a portion of one page of a bank statement that does not show it is the borrower’s account or the Institution name. The following months are not properly documented: XXX (p.224), XXX (p.221), XXX(p.222).	$XXX (XXX months) reserves exceed the minimum required of $XXX (XXX months) by $XXX (XXX months) The borrower has been self-employed for XXX years.		XXX Downgraded to EV2. Documentation is lacking the full statement to validate rent payment including Bank name and borrower name. Payments are shown to be made to same landlord as validated with check copies. Acceptable documentation with compensating factors.	XXX Downgraded to XXX. Documentation is lacking the full statement to validate rent payment including Bank name and borrower name. Payments are shown to be made to same landlord as validated with check copies. Acceptable documentation with compensating factors.
XXX	2024060649	Credit	Credit	Waived	Waived	XXX	Missing income documentation (ATR)	* Missing income documentation (ATR) (Lvl W)	The file is missing page 2 and page 4 of the XXX statement ending XXX and page 3 and page 5 of the XXX statement ending XXX and page 5 of the XXX statement ending XXX.

XXX: Received approved exception dated XXX to allow income with missing page 5 of the XXX statement ending XXX. Compensating factors noted are payment shock XXX only increasing monthly payment XXX and greater than XXX years SE.	$XXX (XXX months) reserves exceed the minimum required of $XXX (XXX months) by $XXX (XXX months) The borrower has been self-employed for XXX years.	XXX: Remains. Missing page 4 of the XXX statement ending XXX and page 5 of the XXX statement ending XXX.
XXX: Remains. Received page 4 of the XXX statement ending XXX and Missing page 5 of the XXX statement ending XXX.	XXX: Remains. Missing page 4 of the XXX statement ending XXX and page 5 of the XXX statement ending XXX.
															XXX: Remains. Received page 4 of the XXX statement ending XXX and Missing page 5 of the XXX statement ending XXX.
XXX	2024060648			Credit	Credit	Resolved	Resolved	XXX	Missing Doc	* Missing Doc (Lvl R)	The file is missing the XXX to document the XXX.		This is an Investor cash flow loan. Guidelines do not require any income documentation.	XXX: Resolved	XXX: Resolved
XXX	2024060647			Credit	Title Issue	Resolved	Resolved	XXX	Title issue	* Title issue (Lvl R)	The preliminary title Schedule XXX states “We note deed from XXX recorded under Recording No. XXX. If said party is not the current spouse or domestic partner, the Company will require a new deed”. The loan file does not contain the cited Deed and does not have verification if this was resolved.			XXX: Resolved. Received updated title with verbiage removed from the schedule B	XXX: Resolved. Received updated title with verbiage removed from the schedule B
XXX	2024060646			Credit	Doc Issue	Resolved	Resolved	XXX	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	The XXX reflects an insured amount of $XXX, which is less than the loan amount of $XXX.		The lender provided corrected title insurance,	XXX finding remains. The lender provided hazard insurance. Title insurance is what the exception was referencing. XXX: Finding resolved.	XXX finding remains. The lender provided hazard insurance. Title insurance is what the exception was referencing. XXX: Finding resolved.
XXX	2024060601			Credit	Title Issue	Resolved	Resolved	XXX	Title issue	* Title issue (Lvl R)	Per the appraisal and title, the subject is Leasehold. The loan file contains the Assignment of the Leasehold interest (p.183) and does not contain the actual Leasehold agreement. Per the appraisal (p.638) the fee is included in the HOA fee; however, no documentation was provided to confirm.			XXX: Resolved. Received XXX of covenants and restrictions and XXX. The regular assessment is $XXX/year. Total assessments being paid $XXX per quarter.	XXX: Resolved. Received XXX of covenants and restrictions and XXX. The regular assessment is $XXX/year. Total assessments being paid $XXX per quarter.
XXX	2024060601			Credit	Insurance	Resolved	Resolved	XXX	HOI	* Hazard Insurance (Lvl R)	The hazard insurance policy lists Fair Rental Value under property coverage (p.850). Although it does not reflect a limit, it states “XXX”. It is unclear why there is Fair Rental Value coverage on a primary residence XXX.			XXX: Cleared. The dec page received is current for the year XXX - XXX. There is no fair rental coverage on this declaration page. At this time, the previous policy has expired and unable to clarify why this was listed.	XXX: Cleared. The dec page received is current for the year XXX. There is no fair rental coverage on this declaration page. At this time, the XXX has expired and unable to clarify why this was listed.
XXX	2024060601	Credit	Credit	Resolved	Resolved	XXX	Missing asset documentation (ATR)	* Missing asset documentation (ATR) (Lvl R)	The loan file is missing the source of funds for the following deposits into XXX (p.23), XXX(p.28), 1XXX (p.27), XXX (p.26).	XXX: Resolved: Bank Statements folder, there are bank history reports for XXX. The large deposits are transfers from the other XXX.. it even
references the account number of that account. They are simply transferring money from XXX business account to the other.

XXX: Remains. Explanation provided is not sufficient. nothing addresses XXX deposits.	XXX: Resolved: Bank Statements folder, there are bank history reports for XXX. The large deposits are transfers from the other XXX Business checking.. it even references the account number of that account. They are simply transferring money from one business account to the other.

															XXX: Remains. Explanation provided is not sufficient. nothing addresses XXX deposits.
XXX	2024060601			Compliance	Compliance	Waived	Waived	XXX	Missing TRID RESPA Disclosures	* Missing TRID RESPA Disclosures (Lvl W)	The Service Provider List, issued on XXX, is inaccurate. The following is missing from the disclosure: provider information for Pest Inspection fee. Per Regulation Z, if the creditor permits a consumer to shop for a settlement service, the creditor must identify at least one provider of that service on the Service Provider List. The list must also contain sufficient information for the consumer to contact a provider for each required settlement service for which the consumer can shop. In addition, the document must state that the consumer may choose a different provider. Note: Failure to provide a service provider for a shoppable service on the Service Provider List is treated as not allowing the borrower to shop for that service. As a result, charged shoppable fees will be included in the XXX% tolerance bucket.			Final grade is EV2 (B)	Final grade is XXX
XXX	2024060601			Credit	Underwriting	Waived	Waived	XXX	Payment Shock exceeds guidelines	* Payment Shock exceeds guidelines (Lvl W)	Per 1008, non-borrowing spouse owns current primary; therefore, no current housing expense; however, prior mortgage history with XXX years XXX thru XXX. Per matrix, rent free is allowed with additional XXX months reserves or XXX% minimum borrower contribution. No major derogatory credit events. This has not been met. Although the borrower put a minimum of XXX% contribution, the borrower’s credit report reflects there was a mortgage modification (p.310). Per lender guidelines section 5.14.4 this is treated similar to the seasoning of a Foreclosure which is XXX-month seasoning. The credit report shows the mortgage was modified; however, does not show the date of the modification. The mortgage was paid off XXX. The file contains an approved exception allowing for the excessive payment shock with compensating factors of credit score and employment stability.	High Credit Score:XXX Reserves: $XXX Months Length of Time at Employment: XXX years		File contains approved exception.	File contains approved exception.
XXX	2024060601	Valuation	Value	Waived	Waived	XXX	Quality of Appraisal Report Unacceptable	* Quality of Appraisal Report Unacceptable (Lvl W)	Both appraisals reflect the subject is not in a flood zone; however, the flood cert shows it is. Additionally, the first appraisal (p.632) shows the subject as XXX bedrooms and XXX bathrooms, while the second appraisal (p.681) shows XXX bedrooms, XXX bathrooms. This discrepancy was not addressed.	XXX Representative credit score exceeds the minimum required credit score of 680 by XXX Points.
XXX months Reserves exceeds the minimum 6 months required by XXX months.
DTI is XXX% which is XXX% below maximum DTI of 50.00%.
Borrower has been employed in same career XXX for years.
Borrower has $XXX residual income after all expenses.	XXX: Remains. The first appraisal completed and dated XXX shows XXX bedrooms in report and the photos and the second appraisal both show XXX bedrooms. Received XXX appraisal correction for the flood zone.
XXX: Waived. Received lender exception for XXX appraisal not being corrected XXX. Exception granted for no update. Appraisal XXX should read XXX bedroom count and flood zone AE. Compensating factors noted.	XXX: Remains. The first appraisal completed and dated XXX shows XXX bedrooms in report and the photos and the second appraisal both show XXX bedrooms. Received XXX appraisal correction for the flood zone.
															XXX: Waived. Received lender exception for XXX appraisal not being corrected PTC. Exception granted for no update. Appraisal XXX should read XXX bedroom count and flood zone AE. Compensating factors noted.
XXX	2024060644			Valuation	ValuationWaterfall	Resolved	Resolved	XXX	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	The file did not contain a secondary valuation supporting the value used.				Resolved, updated valuation provided
XXX	2024060643			Compliance	Compliance	Resolved	Resolved	XXX	TRID- Initial CD delivery date test fail	* TRID- Initial CD delivery date test fail (Lvl R)	This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued XXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer XXX business days prior to the consummation date, XXX. If disclosure was delivered electronically, the E-consent is required as well.		XXX Initial CD dated XXX along with the disclosure tracking summary.	XXX Cleared. Initial CD dated XXX along with the disclosure tracking summary showing it was received XXX, which is within XXX business days prior to the consummation. This is sufficient to clear the finding.	XXX Cleared. Initial CD dated XXX along with the disclosure tracking summary showing it was received XXX, which is within XXX business days prior to the consummation. This is sufficient to clear the finding.
XXX	2024060643			Valuation	ValuationWaterfall	Resolved	Resolved	XXX	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Missing Third Party Valuation Product to support the appraisal value within negative XXX% variance.				Resolved, updated valuation provided
XXX	2024060641			Credit	Eligibility	Resolved	Resolved	XXX	DTI Ratio does not meet eligibility requirement(s)	* DTI (Back) Ratio does not meet eligibility requirement(s) (Lvl R)	The borrower is self-employed. The self-employed income was calculated with XXX months of personal bank statements. The application and 1008 indicates the origination underwriter calculated a monthly of income of $XXX. The income calculation worksheet on pages 256 and 257 show a total of net deposits of $XXX resulting in average earnings over XXX months of $XXX per month. The CPA letter on page 254 of the loan file states the borrower owns XXX% of XXX. The origination underwriter did not factor in the borrower’s ownership interest by taking the net deposits by XXX%. Further per the guidelines a 50% reduction in monthly earnings must be factored into account for the business expense ratio. When the borrower’s ownership interest and the business expense ratio are factored in the monthly income is $XXX. The origination underwriter calculated a DTI of XXX% whereas the audit DTI is XXX% which exceeds the program max of 50%.	XXX% LTV is below the maximum 85% LTV by XXX%.		XXX: Reviewed appeal. Received email with GL section 15.5 stating expense factor is not required for XXX. Loan is XXX month XXX. Per GL section 16.5 Qualifying income is defined as XXX% of the deposits from the XXX averaged over a XXX or XXX month period. Expense factor and percentage of ownership applies to business bank statement only. Changed income to $XXX; revised DTI XXX%.	XXX: Reviewed appeal. Received email with GL section 15.5 stating expense factor is not required for XXX. Loan is XXX month XXX. Per GL section 16.5 Qualifying income is defined as XXX% of the deposits from the XXX averaged over a XXX month period. Expense factor and percentage of ownership applies to business bank statement only. Changed income to $XXX; revised DTI XXX%.
XXX	2024060641			Credit	DTI	Resolved	Resolved	XXX	DTI > XXX%	* DTI > XXX% (Lvl R)	The borrower is self-employed. The self-employed income was calculated with XXX months of personal bank statements. The application and 1008 indicates the origination underwriter calculated a monthly of income of $XXX. The income calculation worksheet on pages 256 and 257 show a total of net deposits of $XXX resulting in average earnings over XXX months of $XXX per month. The CPA letter on page 254 of the loan file states the borrower owns XXX% of XXX. The origination underwriter did not factor in the borrower’s ownership interest by taking the net deposits by XXX%. Further per the guidelines a 50% reduction in monthly earnings must be factored into account for the business expense ratio. When the borrower’s ownership interest and the business expense ratio are factored in the monthly income is $XXX. The origination underwriter calculated a DTI of XXX% whereas the audit DTI is XXX% which exceeds the program max of 50%.	XXX% LTV is below the maximum 85% LTV by XXX%.		XXX: Reviewed appeal. Received email with GL section 15.5 stating expense factor is not required for XXX. Loan is XXX month XXX. Per GL section 16.5 Qualifying income is defined as XXX% of the deposits from the XXX averaged over a XXX or XXX month period. Expense factor and percentage of ownership applies to business bank statement only. Changed income to $XXX; revised DTI XXX%.	XXX: Reviewed appeal. Received email with GL section 15.5 stating expense factor is not required for XXX. Loan is XXX month XXX. Per GL section 16.5 Qualifying income is defined as XXX% of the deposits from the XXX averaged over a XXX month period. Expense factor and percentage of ownership applies to business bank statement only. Changed income to $XXX; revised DTI XXX%.
XXX	2024060641			Credit	Guidelines	Resolved	Resolved	XXX	Residual income does not meet guidelines	* Residual income does not meet guidelines (Lvl R)	Per the XXX, a minimum of $XXX in residual income is required. The borrower has no residual income.			XXX: Reviewed appeal. Loan is XXX month XXX. Per GL section 16.5 Qualifying income is defined as XXX% of the deposits from the XXX averaged over a XXX or XXX month period. Expense factor and percentage of ownership applies to business bank statement only. Changed income to $XXX; revised DTI XXX% and residual income = $XXX	XXX: Reviewed appeal. Received email with GL section 15.5 stating expense factor is not required for XXX. Loan is XXX month XXX. Per GL section 16.5 Qualifying income is defined as XXX% of the deposits from the XXX averaged over a XXX month period. Expense factor and percentage of ownership applies to business bank statement only. Changed income to $XXX; revised DTI XXX%.
XXX	2024060641			Credit	Insurance	Resolved	Resolved	XXX	HOI	* Hazard Insurance (Lvl R)	The hazard insurance certificate on page 421 indicates coverage of $XXX for the subject property. The coverage is less than the estimated rebuild costs reflected on the appraisal of $XXX; therefore, is insufficient.			XXX: Resolved. Received letter from XXX that has the replacement cost at $XXX.	XXX: Resolved. Received letter from XXX that has the replacement cost at $XXX.
XXX	2024060640			Credit	Doc Issue	Resolved	Resolved	XXX	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	The preliminary title reflects a policy amount of $XXX which is insufficient for the loan amount of $XXX.			XXX: Remains. Received hazard insurance replacement cost estimate. Still need the XXX covering the loan amount of $XXX. XXX: Resolved. Received title short form for $XXX	XXX: Remains. Received hazard insurance replacement cost estimate. Still need the XXX covering the loan amount of $XXX. XXX: Resolved. Received title short form for $XXX
XXX	2024060640	Credit	Guidelines	Waived	Waived	XXX	Income documentation does not meet guidelines	* Income documentation does not meet guidelines (Lvl W)	The business bank statements reflect XXX NSF charges over the last XXX months (XXX in the last XXX months), and the loan file is missing the explanation for this.

XXX: Received approved exception dated XXX to allow XXX NSF charges as they appear to be mostly related to check mis-timing. Compensating factors noted are excellent credit score, very low DTI, lower LTV and $XXX residual income.	XXX% LTV is below the maximum 85% LTV by XXX%.
XXX% DTI is XXX% below maximum DTI of 50%.
XXX Representative credit score exceeds the minimum required credit score of 640 by XXX Points.
Borrower has $XXX residual income after all expenses.
XXX months Reserves exceeds the minimum 6 months required by XXX months.
												Borrower has been employed at current job for XXX years.		XXX: Received approved exception dated XXX to allow XXX NSF charges as they appear to be mostly related to check mis-timing. Compensating factors noted are excellent credit score, very low DTI, lower LTV and $XXX residual income.	XXX: Received approved exception dated XXXto allow XXX NSF charges as they appear to be mostly related to check mis-timing. Compensating factors noted are excellent credit score, very low DTI, lower LTV and $XXX residual income.
XXX	2024060639	Credit	Credit	Waived	Waived	XXX	Borrower(s) Months Reserves Requirement (Fail)	* Borrower(s) Months Reserves Requirement (Fail) (Lvl 2)	Per guideline 3.1.13 reserves, a minimum of XXX month’s reserves are required for the subject property. Net Proceeds from cash-out transaction may be used to meet reserve requirement. Total reserves required is $XXX. Cash back to borrower is $XXX. No assets found within the loan file. Reserves are short $XXX.	DSCR ratio of XXX exceeds the minimum requirement of 1.00 by .XXX points.
XXX Representative credit score exceeds the minimum required credit score of 700 by XXX Points.
XXX mortgage history for XXX months.
XXX Lender provided a Lender Exception Approval form	XXX FInding remains
XXX: Finding Waiver Applied; Final Grade EV XXX
DSCR ratio of XXX exceeds the minimum requirement of 1.00 by XXX points.
XXX Representative credit score exceeds the minimum required credit score of 700 by XXX Points.
XXX mortgage history for XXX months.
XXXFInding remains
XXX: Finding Waiver Applied; Final Grade XXX
DSCR ratio of XXX exceeds the minimum requirement of 1.00 by .XXX points.
XXX Representative credit score exceeds the minimum required credit score of XXX by XXX Points.
XXX mortgage history for XXX months.

XXX	2024060639	Credit	Credit	Waived	Waived	XXX	Borrower(s) Reserves Requirement (Fail)	* Borrower(s) Reserves Requirement (Fail) (Lvl 2)	Per guideline 3.1.13 reserves, a minimum of XXX month’s reserves are required for the subject property. Net Proceeds from cash-out transaction may be used to meet reserve requirement. Total reserves required is $XXX. Cash back to borrower is $XXX. No assets found within the loan file. Reserves are short $XXX.	DSCR ratio of XXX exceeds the minimum requirement of 1.00 by .XXX points.
XXX Representative credit score exceeds the minimum required credit score of 700 by XXX Points.
XXX mortgage history for XXX months.
													The lender provided an exception form.	XXX Finding remains XXX: Finding Waiver Applied; Final Grade EV XXX	XXX Finding remains XXX: Finding Waiver Applied; Final Grade XXX
XXX	2024060638			Credit	Credit	Resolved	Resolved	XXX	Guidelines	* Missing Documentation (Lvl R)	The loan paid off a second HELOC that is greater than XXX months old; however, the loan file is missing evidence there have been no more than $XXX in draws in the last XXX months. It is no longer an available credit line and in repayment only; however, it is unknown how long it has been this way.			XXX: Resolved. Received evidence there have been no more than $XXX in draws in the last XXX months with payment history	XXX: Resolved. Received evidence there have been no more than $XXX in draws in the last XXX months with payment history
XXX	2024060638	Credit	Guidelines	Resolved	Resolved	XXX	Cash Out Amount Exceeds Guidelines	* Cash Out Amount Exceeds Guidelines (Lvl R)	Per lender guidelines, the maximum cash back is the greater of XXX% of the loan amount ($XXX) or $XXX. The cash out on the final signed CD (p.55) of $XXX exceeds the max allowable of $XXX.	XXX% LTV is below the maximum of 90% by XXX%
DTI is XXX% below maximum DTI of 50%.
XXX representative credit score exceeds the minimum required credit score of 600 by XXX points.
XXX months reserves exceed the minimum 6 months reserves by XXX months.
Borrower has $XXX residual income after all expenses.
Borrower has bee self-employed for XXX years
XXX mortgage history for XXX months.
												Borrower has lived in the subject property XXX years.		XXX: Resolved. CD page 56 shows a $XXX credit provided to lender to reduce the overall to borrower to XXX%.	XXX: Resolved. CD page XXX shows a $XXX credit provided to lender to reduce the overall to borrower to XXX%.
XXX	2024060638			Credit	Credit	Resolved	Resolved	XXX	Credit	* Missing Documentation (Lvl R)	The loan file is missing the required Business Questionnaire.			XXX: Remains. LOX from lender XXX: Resolved. Received the Business Questionnaire	XXX: Remains. LOX from lender XXX: Resolved. Received the Business Questionnaire
XXX	2024060637			Credit	Doc Issue	Resolved	Resolved	XXX	Missing required XXX	* Missing required XXX (Lvl R)	The XXX is missing.		XXX Lender provided XXX	XXX Finding resolved	XXX Finding resolved
XXX	2024060637			Credit	Credit	Resolved	Resolved	XXX	Borrower(s) Months Reserves Requirement (Fail)	* Borrower(s) Months Reserves Requirement (Fail) (Lvl R)	The Hud-1 settlement statement is missing from loan file, could not determine sufficient funds for reserves without funds amount received at closing.		XXXLender provided singed final CD XXX showing the borrower is receiving $XXX cash in hand	XXX Finding resolved	XXX Finding resolved
XXX	2024060637			Credit	Doc Issue	Resolved	Resolved	XXX	Mortgage Riders incomplete / inaccurate	* Mortgage Riders incomplete / inaccurate (Lvl R)	The XXX is missing.		XXX Lender provided the XXX	XXX Finding resolved	XXX Finding resolved
XXX	2024060637			Credit	Doc Issue	Resolved	Resolved	XXX	HUD-1 Closing Statement missing or unsigned	* HUD-1 Closing Statement missing or unsigned (Lvl R)	The Hud-1 settlement statement is missing from loan file.		XXX Lender provided CD XXX signed by both borrowers.	XXX: Resolved. Lender provided CD XXX signed by XXX borrowers.	XXX: Resolved. Lender provided CD XXX signed by XXX borrowers.
XXX	2024060637			Credit	Credit	Resolved	Resolved	XXX	Borrower(s) Reserves Requirement (Fail)	* Borrower(s) Reserves Requirement (Fail) (Lvl R)	The Hud-1 settlement statement is missing from loan file, could not determine sufficient funds for reserves without funds amount received at closing.		XXX Lender provided singed final CD XXX showing the borrower is receiving $XXX cash in hand	XXX Finding resolved	XXX Finding resolved
XXX	2024060637			Credit	Doc Issue	Resolved	Resolved	XXX	Mortgage missing / unexecuted	* Mortgage missing / unexecuted (Lvl R)	The mortgage is missing from the loan file.		XXX Lender provided the mortgage	XXX Finding resolved	XXXFinding resolved
XXX	2024060636			Credit	Credit Worthiness	Resolved	Resolved	XXX	Mortgage history for primary residence less than XXX	* Mortgage history for primary residence less than XXX months (Lvl R)	The guidelines section 5.4 requires housing history ratings must be obtained for the subject property and the borrower’s primary residence. The file is missing evidence of the borrower’s primary residence payment history.		Client provided XXX month mtg history.	XXX Client responded "Borrower has more than XXX months of mortgage pay history documented on the credit report." and provided screen shot of pay history. Exception resolved.	XXX Client responded "Borrower has more than XXX months of mortgage pay history documented on the credit report." and provided screen shot of pay history. Exception resolved.
XXX	2024060634			Valuation	ValuationWaterfall	Resolved	Resolved	XXX	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Missing Third Party Valuation Product to support the appraisal value within XXX% variance.				Resolved, updated valuation provided
XXX	2024060632			Credit	Doc Issue	Resolved	Resolved	XXX	HUD-1 Closing Statement missing or unsigned	* HUD-1 Closing Statement missing or unsigned (Lvl R)	The loan file does not contain a HUD.		The lender provided final CD.	XXX finding resolved	XXXfinding resolved
XXX	2024060631	Credit	Credit	Resolved	Resolved	XXX	DSCR Is Not Eligible	* DSCR Is Not Eligible (Lvl R)	Per the investor cash flow matrix the minimum DSCR is XXX when the LTV is above XXX%. The subject LTV is XXX% and the DSCR calculation based on the PITI $XXX / the market rent of $XXX.

											XXX Resolved: Lender provided guidelines dated XXX DSCR< XXX Minimum FICO XXX Max LTV XXX%, Loan meets updated g/l.		The lender lient responded "DSCR> XXX but < .XXX ok with LTV up to XXX% and credit score of XXX.". They provided a snippet of guidelines that were not provided to Recovco.	XXX finding remains.	XXX finding remains.
XXX	2024060630			Valuation	ValuationWaterfall	Resolved	Resolved	XXX	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	The guidelines section 2.2 required a secondary appraisal product to support the appraisal value for the transaction. Acceptable review products include enhanced desk reviews, field reviews, XXX Collateral Underwriter (CU) with a score of ≤ XXX or FRE Loan Collateral with rep and warranty relief, and second full appraisals. The subject loan amount is $XXX and the file did not contain an acceptable secondary review product listed above.				Resolved, updated valuation provided
XXX	2024060626	Valuation	Property	Resolved	Resolved	XXX	Property Issues indicated	* Property Issues indicated (Lvl R)	Per the Condo Questionnaire (p.735), the Condo is part of a current litigation. The loan file contains litigation documents reflecting the damages the plaintiff is seeking from the Condo is between $XXX for a slip and fall incident. Per lender guidelines section 2.9.3, Projects with pending or threatened litigation are typically ineligible. Litigation may be acceptable if it is determined to be minor and immaterial. Details of the litigation must be submitted with project review documentation to determine acceptability. The loan file does not contain evidence this was determined to be acceptable.	XXX% LTV is below the maximum 90% LTV by XXX%.
DTI of XXX% is below the maximum DTI of 50%.
XXX Representative credit score exceeds the minimum required credit score of 640 by XXX points.
$XXX reserves (XXX months) exceed the minimum required of $XXX (XXX months) by XXX months over the required minimum.
Borrower has $XXX residual income after all expenses.
														XXX Resolved: File contains an email correspondence where the loan officer requested a LOX regarding the litigation. The documentation provided referenced the damages sought were between $XXX and $XXX, with opportunity for the XXX to award a different amount. Further, the insurance declaration indicated that sufficient coverage of $XXX per instance is in force. There is evidence in the file that it was considered and approved as part of the XXX Approval process and this was confirmed by the underwriter in writing.	XXX Resolved: File contains an email correspondence where the loan officer requested a LOX regarding the litigation. The documentation provided referenced the damages sought were between $XXX, with opportunity for the XXX to award a different amount. Further, the insurance declaration indicated that sufficient coverage of $XXX per instance is in force. There is evidence in the file that it was considered and approved as part of the XXX Approval process and this was confirmed by the underwriter in writing.
XXX	2024060626	Credit	Credit	Resolved	Resolved	XXX	Credit	* Missing Documentation (Lvl R)	The credit report (p.437) and fraud report (p.508) both reflect an alert on the borrower’s social security number. The loan file does not address this with a Social Security validation.	XXX% LTV is below the maximum 90% LTV by XXX%.
DTI of XXX% is below the maximum DTI of 50%.
XXX Representative credit score exceeds the minimum required credit score of 640 by XXX points.
$XXX reserves (XXX months) exceed the minimum required of $XXX (XXX months) by XXX months over the required minimum.
Borrower has $XXX residual income after all expenses.
														XXX: Resolved. Received copy of XXX card. XXX matches credit report and Fraud report.	XXX: Resolved. Received copy of XXX card. XXX matches credit report and Fraud report.
XXX	2024060625			Valuation	ValuationWaterfall	Resolved	Resolved	XXX	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	The file did not contain a secondary valuation supporting the value used.				Resolved, updated valuation provided
XXX	2024060625	Credit	Guidelines	Waived	Waived	XXX	Credit score does not meet guidelines	* Credit score does not meet guidelines (Lvl 2)	The borrowers qualifying score is XXX, the minimum FICO score for an Interest only loan is XXX.	DSCR ratio of XXX exceeds the minimum requirement of 1.00 by .XXX points. XXX months Reserves exceeds the minimum 6 months required by XXX months. XXX mortgage history for XXX months.	The lender provided an exception form.	XXX: The lender provided an exception form stating the actual FICO score is XXX. They granted the exception of XXX points. The FICO score is XXX per the credit report in the file (p 679) dated XXX. The exception form listed a compensating factor of the borrower has a history of owning investment properties. The 1003 (p. 1134) shows the borrower owns one property. The exception form also states borrower has reserves in the amount of XXX Documented assets total $XXX. Cash to close is $XXX. This leaves $XXX in excess for reserves. XXX months reserves are required and XXX reserves were documented. Documented compensating factors do not match compensating factors on the exception form. The FICO score is XXX and not XXX as listed. The credit score of XXX does not qualify for the XXX which requires a minimum of XXX. Finding remains.
XXX: Finding Waiver Applied; Final Grade XXX . Lender used Broker Credit report.	XXX: The lender provided an exception form stating the actual FICO score is XXX. They granted the exception of XXX points. The FICO score is XXX per the credit report in the file (p 679) dated XXX. The exception form listed a compensating factor of the borrower has a history of owning investment properties. The 1003 (p. 1134) shows the borrower XXX. The exception form also states borrower has reserves in the amount of XXX. Documented assets total $XXX. Cash to close is $XXX. This leaves $XXX in excess for reserves. XXX months reserves are required and XXX reserves were documented. Documented compensating factors do not match compensating factors on the exception form. The FICO score is XXX and not XXX as listed. The credit score of XXX does not qualify for the XXX which requires a minimum of XXX. Finding remains.
															XXX: Finding Waiver Applied; Final Grade XXX . Lender used Broker Credit report.
XXX	2024060623			Credit	Credit	Resolved	Resolved	XXX	Missing income documentation (ATR)	* Missing income documentation (ATR) (Lvl R)	The loan file is missing page 1 and 2 of the XXX ending XXX. This is the page that shows the deposits for the month. Audit used the figures from the income worksheet for this month of $XXX deposits; however, without the statement pages, audit is unable to determine if there were any ineligible deposits.			XXX: Resolved. Received all pages of the XXX	XXX: Resolved. Received all pages of the XXX
XXX	2024060623	Credit	Guidelines	Waived	Waived	XXX	Residual income does not meet guidelines	* Residual income does not meet guidelines (Lvl W)	Residual income requirements of $XXXhave not been met. Audit income of $XXX less total expenses of $XXX leaves residual income of $XXX. An exception was received for short residual income. Compensating factors were listed, credit score of XXX, DIT of XXX% with XXX years same business, XXX housing for last XXX months, and XXX% LTV.	XXX% LTV is below the maximum 90% LTV by XXX%
DTI is XXX% below maximum DTI of 50%
XXX Representative credit score exceeds the minimum required credit score of 600 by XXX points.
XXX months reserves exceeds the minimum required 6 months by XXX months
Borrower has been self-employed at current business for XXX years.
XXX mortgage history for XXX months.
XXX: Remains. Received lender income figures and PITI. Audit income is $XXX as the lender has provided
XXX Received exception request form from lender with compensating factors. Non material (<$XXX) below residual income requirement with compensating factors. Downgraded to EV2
XXX; Exception acknowledged	XXX: Remains. Received lender income figures and PITI. Audit income is $XXX not $XXX as the lender has provided
XXX Received exception request form from lender with compensating factors. Non material (<$XXX) below residual income requirement with compensating factors. Downgraded to XXX
															XXX; Exception acknowledged
XXX	2024060622			Credit	Credit	Resolved	Resolved	XXX	DSCR Is Not Eligible	* DSCR Is Not Eligible (Lvl R)	The Matrix XXX in GL Folder states a Min DSCR of XXX but allow XXX Minimum when the credit score is XXX and the LTV is XXX% Max. The loan closed with a LTV of XXX%, the borrowers qualifying score is XXX and the DSCR is XXX using the market rent of $XXX ($XXX market rent/$XXX PITIA). DSCR XXX is not eligible.		The lender provided a rebuttal saying "DSCR > XXX but < .XXX is ok with credit score of XXX and up to XXX%. Please see screenshot below.". They provided a snippet of guidelines that were not provided to Recovco.	XXX finding remains XXX Resolved: Lender provided detailed matrix "DSCR <XXX Minimum FICO XXX MAXIMUM LTV XXX%, Guidelines dated XXX	XXX finding remains XXX Resolved: Lender provided detailed matrix "DSCR <XXX- XXX Minimum FICO XXX MAXIMUM LTV XXX%, Guidelines dated XXX
XXX	2024060621			Credit	Credit	Resolved	Resolved	XXX	Credit	* Missing Documentation (Lvl R)	The tax cert is missing from the loan file.			XXX: Resolved. Received property taxes for the subject property for $XXX which is accurate on the CD	XXX: Resolved. Received property taxes for the subject property for $XXX which is accurate on the CD
XXX	2024060621			Credit	Doc Issue	Resolved	Resolved	XXX	VOM or VOR missing/required	* VOM or VOR missing/required (Lvl R)	The borrower is renting the departure residence located at XXX. The loan file is missing the verification of rent for the departure residence.			XXX: Resolved Lease and bank statements received for payment history	XXX: Resolved Lease and bank statements received for payment history
XXX	2024060621	Credit	Guidelines	Waived	Waived	XXX	Credit history does not meet guidelines	* Credit history does not meet guidelines (Lvl W)	The credit report reflects three student loan accounts through the XXX Dept of XXX that are past due and have gone to collections. The total amount of money past due is $XXX. Per the XXX guidelines, No Collections/Charge offs/Judgments in last XXX months are allowed. An exception received dated XXX to allow for the collections of student loans that are past due and have gone to collection.	Credit score is XXX vs XXX required. XXX points higher Low DTI of XXX% vs XXX% Reserves of XXX months piti vs XXX months piti required Residual income of $XXX required	XXX Acceptable exception was provided for Student Loan collections with compensating factors. Credit score is XXX vs XXX required. XXX points higher
Low DTI of XXX% vs XXX%,Reserves of XXX months piti vs XXX months piti required, Residual income of $XXX vs $XXX required	XXX Acceptable exception was provided for Student Loan collections with compensating factors. Credit score is XXX vs XXX required. XXX points higher
															Low DTI of XXX% vs XXX%,Reserves of XXX months piti vs XXX months piti required, Residual income of$XXX vs $XXX required
XXX	2024060620			Credit	Credit	Resolved	Resolved	XXX	Credit	* Missing Documentation (Lvl R)	The subject transaction is the purchase of an investment property. The loan file is missing the purchase agreement.			XXX: Resolved. Received signed contract with addendums for the value change.	XXX: Resolved. Received signed contract with addendums for the value change.
XXX	2024060620			Credit	Doc Issue	Resolved	Resolved	XXX	Amount of XXX is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	The title work does not indicate the insured amount of $XXX.			XXX: Remains. Received title insurance for the subject property but the amount is not $XXX XXX: Resolved. Received title insurance for the subject property in the amount of $XXX	XXX: Remains. Received title insurance for the subject property but the amount is not $XXX XXX: Resolved. Received title insurance for the subject property in the amount of $XXX
XXX	2024060600	Credit	Credit	Waived	Waived	XXX	Credit history inadequate/does not meet g/l (ATR)	* Credit history insufficient/does not meet guidelines (ATR) (Lvl W)	Per Guideline Residential pay history required XXX. Credit report indicates borrower was XXX last late in XXX.
Exception Approval dated XXX. Housing history requirements not met. Guideline XXX. Actual XXX. Borrower was last late in XXX. Since then has demonstrated good payment history. XXX would be XXX years since last late.
											Compensation Factors: Qualifying Credit Score is XXX and Residual income of $XXX	Compensation Factors: Qualifying Credit Score is XXX and Residual income of $XXX		Lender Exception Approval dated XXX. Housing history requirements not met. Guideline 0x30x24. Actual XXX. Borrower was last late in XXX. Acceptable waiver as borrower has demonstrated good payment history since derogatory event. XXX would be XXX years since last late.	Lender Exception Approval dated XXX. Housing history requirements not met. Guideline 0x30x24. Actual XXX. Borrower was last late in XXX. Acceptable waiver as borrower has demonstrated good payment history since derogatory event. XXX would be XXX years since last late.
XXX	2024060600	Credit	Assets Insufficient	Waived	Waived	XXX	Cash reserves less than required by guidelines	* Cash reserves less than required by guidelines (Lvl W)	($XXX) Reserve shortage. Required XXX months PITIA $XXX. Verified $XXX. Auditor verified XXX reserves short XXX months reserves.
Exception approval date XXX. Assets Reserves per Guideline XXX months. Actual Reserves XXX months. Borrower is short XXX months reserves.
											Compensation Factors: Qualifying Credit score XXX and Residual income of $XXX	Qualifying Credit score XXX and Residual income of $XXX		Lender Exception approval date XXX. Assets Reserves per Guideline XXX months. Actual Reserves XXX months. Borrower is short XXX months reserves. Non-material finding with residual income of $XXX.	Lender Exception approval date XXX. Assets Reserves per Guideline XXX months. Actual Reserves XXX months. Borrower is short XXX months reserves. Non-material finding with residual income of $XXX.
XXX	2024060599	Credit	Credit	Resolved	Resolved	XXX	Credit	* Missing Documentation (Lvl R)	Loan file missing CPA letter confirming percentage of ownership. Minimum XXX% ownership required.	XXX: Remains. Lender provided the Action by written consent of the sole incorporator of XXX but it is not signed or dated
														XXX: Resolved. Lender provided business search and articles of incorporation for borrower being XXX	XXX: Remains. Lender provided the Action by written consent of the XXX but it is not signed or dated XXX: Resolved. Lender provided business search and articles of incorporation for borrower being XXX
XXX	2024060599			Credit	Comp Factor	Waived	Waived	XXX	Comp Factor: Low Orig LTV	* Comp Factor: Low Orig LTV (Lvl W)	XXX% LTV exceeds maximum XXX% LTV/CLTV with XXX Waived. Exception Approval dated XXX for XXX% LTV Impounds Waived. With Compensating Factors. Qualifying Credit Score XXX, DTI XXX, Reserves $XXX., and Residual Income $XXX	Credit Score XXX, DTI XXX, Reserves $XXX., and Residual Income $XXX		Exception Approval dated XXX for XXX% LTV Impounds Waived.	Exception Approval dated XXX for XXX% LTV Impounds Waived.
XXX	2024060599			Credit	Comp Factor	Waived	Waived	XXX	Comp Factor: Low Orig CLTV	* Comp Factor: Low Orig CLTV (Lvl W)	XXX% CLTV exceeds maximum 80% LTV/CLTV with XXX Impounds Waived. Exception Approval dated XXX for XXX% LTV Impounds Waived. With Compensating Factors. Qualifying Credit Score XXX, DTI XXX, Reserves $XXX., and Residual Income $XXX	Credit Score XXX, DTI XXX, Reserves $XXX., and Residual Income $XXX		Exception Approval dated XXX for XXX% LTV Impounds Waived.	Exception Approval dated XXX for XXX% LTV Impounds Waived.
XXX	2024060598	Credit	Insurance	Resolved	Resolved	XXX	HOI	* Hazard Insurance (Lvl R)	Insufficient Hazard Insurance Coverage amount. The loan amount $XXX, however, the property is insured at the replacement cost up to the XXX amount of $XXX. or Law limit (XXX% of Coverage A).	XXX: Remains. Received lender calculations for HOI but used the loan amount for calculations verses the value.
XXX: Remains. Received same calculations but the value of XXX -the land of XXX is XXX is needed in coverage
XXX: Resolved. Received the replacement cost estimator from the insurance agent for $XXX	XXX: Remains. Received lender calculations for HOI but used the loan amount for calculations verses the value.
XXX: Remains. Received same calculations but the value of XXX -the land of XXX is XXX. XXX is needed in coverage
															XXX: Resolved. Received the replacement cost estimator from the insurance agent for $XXX
XXX	2024060598			Compliance	Compliance	Resolved	Resolved	XXX	TRID- Initial CD delivery date test fail	* TRID- Initial CD delivery date test fail (Lvl R)	The initial CD is missing from the loan file. The only CD provided was issued XXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer XXX business days prior to the consummation date, XXX. If disclosure was delivered electronically, the XXX is required as well.		Initial CD dated 1/6/2022	XXX Cleared. The documentation submitted resolved the violation.	XXXCleared. The documentation submitted resolved the violation.
XXX	2024060617	Credit	Underwriting	Resolved	Resolved	XXX	Income	* Income documentation is incomplete (Lvl R)	Guidelines and the approval require the most recent paystub, last XXX years XXX and last XXX years tax returns for all borrowers with qualifying income. Only the paystubs were located in the file. Missing the XXX and tax returns from XXX and XXX for both borrowers.	XXX months PITI reserves exceeds the minimum of 6 months required by XXX months. Reserves over the minimum required indicate the borrower can absorb emergency expenses lowering the lenders risk.

DTI of XXX% is XXX% below the maximum DTI of 50%. The lower the DTI the more discretionary income the borrower has and they can better absorb emergencies that could keep the client from missing payments or defaulting in a loan. A lower DTI mitigates the lenders risk.

Borrower has $XXX residual income after all expenses, which is $XXX higher than the required $XXX. Residual income indicates the borrower can better absorb emergencies that could keep the borrower from missing a payment or defaulting on the loan.	XXX: Remains. Received the XXX and XXX tax transcripts for B1
XXX: Resolved. Received new 1008 and 1003 showing income from borrower only being used to qualify loan. DTI is XXX% vs program max of XXX%.	XXX: Remains. Received the XXX and XXX tax transcripts for XXX
															XXX: Resolved. Received new 1008 and 1003 showing income from borrower only being used to qualify loan. DTI is XXX% vs program max of XXX%.
XXX	2024060616	Compliance	Compliance	Resolved	Resolved	XXX	Missing evidence of TRID Disclosure Delivery	* Missing evidence of TRID Disclosure Delivery (Lvl R)	A revised disclosure was not provided to the consumer within XXX business days of the rate lock date, XXX. Per regulation, when there is a rate lock, the creditor must provide a revised disclosure within three business days.	XXX Email response received for the loan lock XXX.	XXX. Cleared. Email response received for the loan lock XXX stating there was no disclosures sent after the XXX. Upon reviewing the XXX and disclosures, the XXX did not impact any of the costs previously disclosed to the borrower.
XXX. Cleared. Email response received for the loan lock XXX stating there was no disclosures sent after the rate locked. Upon reviewing the XXX and disclosures, the XXX did not impact any of the costs previously disclosed to the borrower.

XXX	2024060615	Credit	Credit	Resolved	Resolved	XXX	Unable to verify PITI on other mortgage debt (ATR)	* Unable to verify PITI on other mortgage related obligations (ATR) (Lvl R)	The departure residence located at XXX has a mortgage attached to it through Primary Residential XXX with a monthly payment of $XXX as indicated on the credit report. The loan file is missing the mortgage statement verifying whether or not the XXX are collected and are included in the monthly payment reflected on the credit report. If not collected, then the loan file is missing the XXX cert and tax cert for the property.	XXX: Remains. Lender provided an LOX but no mortgage statement
XXX: Issue Resolved. Client provided final CD for prior (retained) property Taxes and insurance added to back debt resulting in a XXX% DTI.	XXX: Remains. Lender provided an LOX but no mortgage statement
															XXX: Issue Resolved. Client provided final CD for prior (retained) property Taxes and insurance added to back debt resulting in a XXX% DTI.
XXX	2024060615			Credit	Credit	Resolved	Resolved	XXX	Credit	* Missing Documentation (Lvl R)	The loan file contains XXX months business bank statement to calculate the borrower's self-employed income. The income calculation worksheet on page 330 confirms that XXX months were used to calculate the monthly income; however, the is missing the updated approval on page 681 indicates the loan was approved with XXX months of business bank statements not XXX. The loan file is missing the updated approval.			XXX: Resolved. Received updated approval with XXX months business bank statements.	XXX: Resolved. Received updated approval with XXX months business bank statements.
XXX	2024060615			Compliance	Compliance	Resolved	Resolved	XXX	TRID - Zero tolerance violation	* TRID - Zero tolerance violation (Lvl R)	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees was not accepted because the change was not disclosed within XXX-business days: Appraisal Fee. The change occurred on XXX; however, the disclosure was not issued until XXX. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing evidence that the change was disclosed within XXX-business days. If curing with a reimbursement, the following documents are required: LOE to consumer(s), XXX, copy of the refund, and proof of delivery (mailing label).		LE dated XXX and COC dated XXX	XXX Resolved. The LE dated XXX and XXX dated XXX resolved the tolerance fail.	XXX Resolved. The LE dated XXX and COC dated XXXresolved the tolerance fail.
XXX	2024060614			Valuation	Value	Resolved	Resolved	XXX	Quality of Appraisal Report Unacceptable	* Quality of Appraisal Report Unacceptable (Lvl R)	The appraisal indicates the subject is in a XXX . The Flood Cert on page 243 indicates the subject is not in a flood zone. The updated appraisal with the correct information is missing.			XXX: Resolved. Lender provided updated appraisal with the correct flood zone	XXX: Resolved. Lender provided updated appraisal with the correct flood zone
XXX	2024060613	Credit	Assets Insufficient	Waived	Waived	XXX	Cash reserves less than required by guidelines	* Cash reserves less than required by guidelines (Lvl W)	XXX Guidelines dated XXX p. XXX requires XXX months reserves for the subject transaction. The borrower verified $XXX available for reserves but $XXX were required. The borrower is short $XXX in verified assets for the XXX months guideline requirement.	XXX% DTI, is less than the XXX% Maximum by XXX%
$XXX is greater than the $XXX, Minimum required disposable income by $XXX per month
Self Employed for XXX years
XXX FICO is greater than the minimum XXX, by XXX points	XXX: Received exception for missing reserves with compensating factors

XXX Acceptable exception request with compensating factors. Reserves were verified at XXX months which is below the XXX month requirement. Purchase of a primary residence. XXX% LTV.

Compensating factors include:
XXX% DTI, is less than the XXX% Maximum by XXX%
$XXX is greater than the $XXX, Minimum required disposable income by $XXX per month
Self Employed for XXX years
XXX FICO is greater than the minimum XXX, by XXX points	XXX: Received exception for missing reserves with compensating factors

XXX Acceptable exception request with compensating factors. Reserves were verified at XXX months which is below the XXX month requirement. Purchase of a primary residence. XXX% LTV.

Compensating factors include:
XXX% DTI, is less than the XXX% Maximum by XXX%
$XXX is greater than the $XXX, Minimum required disposable income by $XXX per month
Self Employed for XXX years
															XXX FICO is greater than the minimum XXX, by XXX points
XXX	2024060612			Valuation	ValuationWaterfall	Resolved	Resolved	XXX	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Missing third party valuation product to support the appraisal value within XXX% tolerance		XXX Post Close AVM returned a value and confidence score that supports the origination value.	XXX Resolved	0XXXResolved
XXX	2024060610			Credit	Doc Issue	Resolved	Resolved	XXX	Missing Title evidence	* Missing Title evidence (Lvl R)	The loan file was missing a Title Commitment to issue the XXX. The Commitment at page 568 was for an Owner's XXX. The Final XXX was not in the loan file to confirm sufficient Title insurance coverage.		The lender provided the final XXX reflecting sufficient coverage.	XXX: The lender provided the final XXX reflecting sufficient coverage.	XXX: The lender provided the XXX reflecting sufficient coverage.
XXX	2024060596			Credit	Credit Worthiness	Resolved	Resolved	XXX	Mortgage history for primary residence less than XXX	* Mortgage history for primary residence less than XXX months (Lvl R)	The borrowers LOE p.256 for how the prior XXX months of rent payment were made states the XXX rent payment was made from his business account with XXX. The XXX business checking XXX p.397 does not show a rent payment being made. Per the final 1003 p.202, the borrower has rented his current primary residence at XXX for XXX years for $XXX. The XXX Guidelines Section 5.14.3 for XXX requires a housing history within the last XXX months. The file contains XXX months of rent payment proof covering XXX to XXX on pages 286 to 290, 30, 245, 250, 253, 262, and 268. There is no evidence of documentation for the XXX month, XXX in the loan file.			XXX: Resolved. Received bank statement for borrower with the rent being paid on XXX	XXX: Resolved. Received bank statement for borrower with the rent being paid on XXX
XXX	2024060606	Valuation	ValuationWaterfall	Resolved	Resolved	XXX	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Per guidelines, section 2.2, a secondary appraisal product is required if the XXX Collateral Underwriter (CU) score is greater than 2.5. The Collateral Underwriter Risk Score (page 421) is 3.5. The appraisal, page 389, valued the subject property at $XXX on XXX. The file did not include a secondary appraisal.	XXX Representative credit score exceeds the minimum required credit score of XXX by XXX Points.
$XXX reserves exceed the minimum required of $XXX exceeds the minimum by XXX months over the required minimum.
XXX mortgage history for XXX months.
The lender sent same snippet of guidelines stating loan amount does not require additional valuation support.	XXX - Lender provided XXX dated XXX for $XXX, meets threshold, issue resolved.
XXX: Remains. The lender provided a comment stating the loan amount is less than $XXX; therefore a secondary appraisal is not required. Securitized loans require a secondary review to support the appraised value.
XXX: Finding remains. Lender guidelines state appraisal supporting documentation not required due to loan amount. However, due to the loan being securitized a secondary review to support the appraised value is required.	XXX - Lender provided BPO dated XXX for $XXX meets threshold, issue resolved.
XXX: Remains. The lender provided a comment stating the loan amount is less than $XXX; therefore a secondary appraisal is not required. Securitized loans require a secondary review to support the appraised value.
															XXX: Finding remains. Lender guidelines state appraisal supporting documentation not required due to loan amount. However, due to the loan being securitized a secondary review to support the appraised value is required.
XXX	2024060606	Credit	Credit	Waived	Waived	XXX	DSCR Is Not Eligible	* DSCR Is Not Eligible (Lvl W)	Per guidelines, the minimum DSCR is XXX is the LTV is over XXX%. The DSCR of XXX is calculated using market rent of $XXX (per the appraisal) and monthly PITIA of $XXX. The LTV of XXX% LTV is calculated using the lesser of the purchase price of $XXX and loan amount of $XXX.	XXX Representative credit score exceeds the minimum required credit score of XXX by XXX Points.
$XXX reserves exceed the minimum required of $XXX exceeds the minimum by XXX months over the required minimum.
XXX mortgage history for XXX months.
The lender responded with the same response from XXX.	XXX: Remains. The lender provided an updated matrix dated XXX reflecting XXX% LTV and credit score of XXX. The subject loan closed XXX, prior to the matrix provided by the XXX.
XXX: Finding Waiver Applied; Final Grade XXX
XXX: Remains. The lender provided an updated matrix dated XXX reflecting XXX% LTV and credit score of XXX. The subject loan closed XXX, prior to the matrix provided by the lender.
XXX: Finding Waiver Applied; Final Grade XXX

XXX	2024060605			Credit	Credit	Resolved	Resolved	XXX	Guidelines	* Missing Documentation (Lvl R)	Per guidelines, section 6.2.1, a lease is required for refinance transactions under the XXX. The appraisal (page 429) reflects that the subject property is Tenant Occupied. The loan file did not contain a lease for the subject property. The appraiser did not provide the dates of the lease.		The lender provided an updated market rent to show the lease is year to year.	XXX: Resolved. The lender provided a market rent to show the lease is year to year.	XXX: Resolved. The lender provided a market rent to show the lease is year to year.
XXX	2024060592			Valuation	ValuationWaterfall	Resolved	Resolved	XXX	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	The loan file is missing Third Party Valuation to support appraisal value within XXX%.				Resolved, updated valuation provided
XXX	2024060592			Credit	Doc Issue	Resolved	Resolved	XXX	Note is missing or unexecuted	* Note is missing or unexecuted (Lvl R)	The Note is missing. The defect can be resolved by providing the executed missing document.			XXX: Resolved. Received note	XXX: Resolved. Received note
XXX	2024060592			Compliance	Disclosures	Resolved	Resolved	XXX	Missing TRID RESPA Disclosures	* Missing TRID RESPA Disclosures (Lvl R)	The Initial XXX Statement is missing from the loan file. The defect can be cured by providing the XXX.		XXX	XXX Resolved. The XXX resolved the missing document.	XXX Resolved. The XXX resolved the missing document.
XXX	2024060592			Compliance	Compliance	Waived	Waived	XXX	TRID CD at consummation	* TRID CD at consummation (Lvl W)	The file does not contain evidence that a CD was provided on the day the mortgage was signed and notarized. The last CD available in the file was issued on XXX and received by the consumer on XXX. If a CD was provided at consummation, provide for testing. If CD was received electronically, please provide evidence of receipt as well as the e-Consent.		LOE states initial CD sent to borrower on XXX and received on XXX.	XXX Remains. The LOE states initial CD sent to borrower on 4/XXX and received on XXX.	XXX Remains. The LOE states initial CD sent to borrower on XXX and received on XXX.
XXX	2024060604			Credit	Credit	Waived	Waived	XXX	DSCR Is Not Eligible	* DSCR Is Not Eligible (Lvl W)	The XXX Matrix lists no DSCR Minimum with a FICO of XXX and a maximum LTV of XXX%. The subject loan closed with an XXX% LTV/CLTV and a DSCR of XXX%.	XXX Representative credit score exceeds the minimum required credit score of XXX by XXX Points. XXX mortgage history for XXX months.		XXX FIle contains acceptable Exception Approval for non-material variance of DSCR <XXX% at .XXX at XXX% LTV/CLTV with compensating factors.	XXX FIle contains acceptable Exception Approval for non-material variance of DSCR <XXX% at .XXX at XXX% LTV/CLTV with compensating factors.
XXX	2024060604			Credit	Eligibility	Waived	Waived	XXX	Original LTV does not meet elig. requirement(s)	* Original LTV (OLTV) does not meet eligibility requirement(s) (Lvl W)	The XXX Matrix lists no DSCR Minimum with a FICO of XXX and a maximum LTV of XXX%. The subject loan closed with an XXX% LTV/CLTV and a DSCR of XXX%.	XXX Representative credit score exceeds the minimum required credit score of XXX by XXX Points. XXX mortgage history for XXX months.		XXX FIle contains acceptable Exception Approval for non-material variance of DSCR <XXX% at .XXX at XXX% LTV/CLTV with compensating factors.	XXX FIle contains acceptable Exception Approval for non-material variance of DSCR <XXX% at .XXX at XXX% LTV/CLTV with compensating factors.
XXX	2024060604			Credit	Eligibility	Waived	Waived	XXX	Original CLTV does not meet elig. requirement(s)	* Original CLTV does not meet eligibility requirement(s) (Lvl W)	The XXX Matrix lists no DSCR Minimum with a FICO of XXX and a maximum LTV of XXX%. The subject loan closed with an XXX% LTV/CLTV and a DSCR of XXX%.	XXX Representative credit score exceeds the minimum required credit score of XXX by XXX Points. XXX mortgage history for XXX months.		XXX FIle contains acceptable Exception Approval for non-material variance of DSCR <XXX% at .XXX at XXX% LTV/CLTV with compensating factors.	XXX FIle contains acceptable Exception Approval for non-material variance of DSCR <XXX% at .XXX at XXX% LTV/CLTV with compensating factors.
XXX	2024060604			Credit	Credit	Waived	Waived	XXX	Borrower(s) LTV Requirement (Fail)	* Borrower(s) LTV Requirement (Fail) (Lvl W)	The XXX Matrix lists no DSCR Minimum with a FICO of XXX and a maximum LTV of XXX%. The subject loan closed with an XXX% LTV/CLTV and a DSCR of XXX%.	XXX Representative credit score exceeds the minimum required credit score of XXX by XXX Points. XXX mortgage history for XXX months.		XXX FIle contains acceptable Exception Approval for non-material variance of DSCR <XXX% at .XXX at XXX% LTV/CLTV with compensating factors.	XXX FIle contains acceptable Exception Approval for non-material variance of DSCR <XXX% at .XXX at XXX% LTV/CLTV with compensating factors.
XXX	2024060591			Valuation	ValuationWaterfall	Resolved	Resolved	XXX	Orig.value not supported by Post- Close AVM	* Post-closing AVM does not support value at origination (Lvl R)					Resolved, updated valuation provided
XXX	2024060591			Valuation	VW	Resolved	Resolved	XXX	AVM Confidence Score does not meet FITCH requiremt	* Value Not Supported: AVM Confidence Score does not meet FITCH requirement (Lvl R)					Resolved, updated valuation provided
XXX	2024060591	Valuation	ValuationWaterfall	Resolved	Resolved	XXX	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	XXX- Updated AVM provided, however the confidence score of XXX and value of $XXX does not support a value range within XXX%, current range XXX%
											The file did not include a third party review to support the appraised value of $XXX.				Resolved, updated valuation provided
XXX	2024060589			Credit	Credit	Resolved	Resolved	XXX	Guidelines	* Missing Documentation (Lvl R)	The appraisal p.578 has comments that the living room flooring has been partially removed and p.588 has a photo of the living room with flooring removed and the concrete exposed. XXX Guidelines Section 2.9.7 for Deferred Maintenance says deferred items may be left “as is” if the aggregate cost to cure the deficiency does not exceed $XXX and or impact the safety or habitability of the property. The appraisal photo says Cost to Cure; however, there is no Cost to Cure amount noted in the appraisal.			XXX: Resolved. Received appraisal and LOX. cost to cure listed with comps for $XXX and does not impact the safety or habitability	XXX: Resolved. Received appraisal and LOX. cost to cure listed with comps for $XXX and does not impact the safety or habitability